UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Asset Strategy Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Biotechnology - 5.49%
Genentech, Inc. (A)	3,920	$324,996
Gilead Sciences, Inc. (A)	4,778	244,331
		569,327
Communications Equipment - 5.83%
Nokia Corporation, Series A, ADR	19,990	311,847
QUALCOMM Incorporated	8,166	292,576
		604,423
Computer Hardware - 3.71%
Hewlett-Packard Company	7,662	278,056
High Tech Computer Corp. (A)(B)	10,582	106,220
		384,276
Diversified Banks - 4.70%
Industrial and Commercial Bank of China (Asia) Limited (A)(B)	917,422	487,075

Diversified Metals & Mining - 2.03%
Rio Tinto plc (A)(B)	270	6,086
Southern Copper Corporation	12,704	204,027
		210,113
Education Services - 0.85%
New Oriental Education & Technology Group Inc., ADR (A)	1,608	88,280

Fertilizers & Agricultural Chemicals - 0.49%
Monsanto Company	721	50,721

Footwear - 0.74%
NIKE, Inc., Class B	1,504	76,688

Home Entertainment Software - 3.91%
Nintendo Co., Ltd. (B)	1,060	404,890

Home Improvement Retail - 1.18%
Home Depot, Inc. (The)	5,286	121,677

Hotels, Resorts & Cruise Lines - 0.47%
Ctrip.com International, Ltd.	2,051	48,803

Integrated Oil & Gas - 1.41%
Chevron Corporation	1,974	146,036

Investment Banking & Brokerage - 0.58%
Goldman Sachs Group, Inc. (The)	718	60,580

Mortgage REITs - 1.25%
Annaly Capital Management, Inc.	8,199	130,115

Personal Products - 0.50%
Hengan International Group Company Limited (B)	16,076	51,875

Property & Casualty Insurance - 1.10%
ACE Limited	2,151	113,806

Specialized Finance - 0.03%
BM&F BOVESPA S.A. - Bolsa de Valores, Mercadoriase *Futuros (B)(C)	1,044	2,695

Tobacco - 3.78%
Korea Tobacco & Ginseng Corporation (B)	3,019	190,966
Philip Morris International Inc.	4,609	200,551
		391,517

TOTAL COMMON STOCKS - 38.05%		$3,942,897
(Cost: $4,462,096)

INVESTMENT FUNDS - 0.04%
Multiple Industry
Vietnam Azalea Fund Limited (A)(D)(E)	1,100	$3,553
(Cost: $6,380)

CORPORATE DEBT SECURITIES	Principal
Banking - 0.94%
Banco BMG S.A.,
8.750%, 7-1-10 (F)	$1,333	1,127
Bank of America Corporation,
7.400%, 1-15-11	2,300	2,355
Bank One Corporation,
5.900%, 11-15-11	3,850	3,862
Citigroup Inc.:
6.000%, 2-21-12	15,400	15,229
5.250%, 2-27-12	15,400	14,923
5.850%, 7-2-13	10,000	9,651
Credit Suisse,
5.000%, 5-15-13	13,850	13,330
J.P. Morgan Chase & Co.,
6.625%, 3-15-12	19,250	19,720
MBNA Corporation,
7.500%, 3-15-12	15,980	16,448
Russian Standard Bank:
7.500%, 10-7-10	1,400	527
7.500%, 10-7-10 (F)	200	73
		97,245
Beverage / Bottling - 0.12%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (G)	BRL12,000	3,821
Coca-Cola Enterprises Inc.,
7.375%, 3-3-14	$7,700	8,455
		12,276
Biotechnology - 0.03%
Amgen Inc., Convertible,
0.125%, 2-1-11	3,850	3,701

Building Products - 0.01%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	900	648

Chemicals - 0.10%
E.I. du Pont de Nemours and Company,
5.875%, 1-15-14	10,275	10,579

Coal & Consumable Fuels - 0.02%
Massey Energy Company, Convertible,
3.250%, 8-1-15	3,850	1,790

Computer Hardware - 0.12%
Hewlett-Packard Company,
6.125%, 3-1-14	11,550	12,277

Consumer Products / Tobacco - 0.00%
Central European Distribution Corporation,
8.000%, 7-25-12 (C)(G)	EUR320	311

Department Stores - 0.14%
Kohl's Corporation,
6.300%, 3-1-11	$15,400	14,921

Finance - Other - 0.25%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11	15,600	14,865
AXA Financial, Inc.,
7.750%, 8-1-10	10,840	10,796
		25,661
Finance Companies - 0.05%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (F)(H)	10,750	4,943
Toyota Motor Credit Corporation,
6.440%, 1-18-15 (H)	325	289
		5,232
Food Processors - 0.02%
Sara Lee Coporation,
3.875%, 6-15-13	2,300	1,987

Gas - Pipelines - 0.15%
Enterprise Products Operating LLC,
9.750%, 1-31-14	15,400	15,682

Home Improvement Retail - 0.18%
Home Depot, Inc. (The):
4.625%, 8-15-10	3,850	3,812
5.200%, 3-1-11	14,790	14,381
		18,193
Investment Banking & Brokerage - 0.95%
Goldman Sachs Group, Inc. (The):
5.300%, 2-14-12	4,555	4,299
5.700%, 9-1-12	19,250	18,356
5.450%, 11-1-12	3,850	3,673
5.250%, 10-15-13	3,850	3,537
5.150%, 1-15-14	9,700	8,736
Merrill Lynch & Co., Inc.:
4.250%, 2-8-10	11,550	11,289
6.050%, 8-15-12	4,600	4,538
6.050%, 5-16-16	3,850	3,602
Morgan Stanley:
4.000%, 1-15-10	10,070	9,777
5.050%, 1-21-11	15,400	14,792
5.300%, 3-1-13	2,350	2,131
4.750%, 4-1-14	3,850	2,933
Morgan Stanley Dean Witter & Co.,
6.750%, 4-15-11	11,550	11,364
		99,027
Machinery - 0.12%
Caterpillar Inc.,
7.000%, 12-15-13	11,550	12,445

Metals / Mining - 0.03%
Vedanta Resources plc:
6.625%, 2-22-10	3,500	3,097
6.625%, 2-22-10 (F)	550	479
		3,576
Oil & Gas Exploration & Production - 0.07%
XTO Energy Inc.,
7.500%, 4-15-12	7,500	7,413

Paper / Forest Products - 0.05%
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (C)	1,500	1,549
Sino-Forest Corporation:
9.125%, 8-17-11	4,000	3,040
9.125%, 8-17-11 (F)	700	560
		5,149
Property & Casualty Insurance - 0.03%
St. Paul Companies, Inc. (The),
8.125%, 4-15-10	2,900	2,968

Railroads - 0.03%
Kansas City Southern Railway Company (The),
7.500%, 6-15-09	2,695	2,702

Real Estate Management & Development - 0.02%
Shimao Property Holdings Limited,
8.000%, 12-1-16 (F)	4,000	1,720

Retail Stores - 0.06%
Dollar General Corporation,
11.875%, 7-15-17	7,850	6,712

Service - Other - 0.03%
Expedia, Inc.,
8.500%, 7-1-16 (F)	3,925	2,924

Steel - 0.15%
Evraz Group S.A.:
8.875%, 4-24-13 (F)	29,500	15,045
8.250%, 11-10-15	1,500	735
		15,780
Technology - 0.24%
L-3 Communications Corporation:
7.625%, 6-15-12	6,240	6,100
6.125%, 7-15-13	3,120	2,870
SunGard Data Systems Inc.,
10.250%, 8-15-15	7,850	5,181
Xerox Corporation:
6.875%, 8-15-11	5,460	4,720
6.400%, 3-15-16	3,900	3,042
6.750%, 2-1-17	3,900	2,830
		24,743
Trading Companies & Distributors - 0.11%
Noble Group Limited:
8.500%, 5-30-13 (C)	13,900	9,591
8.500%, 5-30-13	2,200	1,540
		11,131
Transportation - Other - 0.21%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	33,260	21,702

Utilities - 0.09%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (C)(G)	BRL23,100	7,648
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16	$3,350	1,105
8.875%, 12-15-16 (F)	3,000	990
		9,743
Wireless Telecommunication Service - 0.24%
Open Joint Stock Company "Vimpel-Communications",
8.000%, 2-11-10	750	685
Sprint Capital Corporation,
6.375%, 5-1-09	7,700	7,652
Verizon Wireless Capital LLC,
7.375%, 11-15-13 (C)	15,400	16,248
		24,585

TOTAL CORPORATE DEBT SECURITIES - 4.56%		$472,823
(Cost: $513,716)

MUNICIPAL BONDS

District Of Columbia - 0.15%
District of Columbia, University Revenue Bonds (Georgetown University Issue),
5.500%, 4-1-36	15,530	15,692

Florida - 0.07%
Miami-Dade County Industrial Development Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. of Florida Project), Series 2008,
5.400%, 8-1-23	7,725	7,359

New York - 0.07%
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	7,765	7,174

Ohio - 0.17%
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	17,385	17,384

Texas - 0.27%
Alliance Airport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.250%, 12-1-29	38,630	12,430
Frisco Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2008A,
6.000%, 8-15-38	7,765	8,187
Port of Houston Authority of Harris County, Texas, Unlimited Tax Refunding Bonds, Series 2008A,
5.625%, 10-1-38	7,765	6,899
		27,516
West Virginia - 0.18%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds (Appalachian Power Company - Amos Project), Series 2008E,
7.125%, 12-1-38	19,320	19,318

TOTAL MUNICIPAL BONDS - 0.91%		$94,443
(Cost: $91,403)

SENIOR LOANS
Health Care Facilities / Supplies - 0.05%
HCA Inc.,
3.709%, 11-18-13 (H)	6,270	4,892

Service - Other - 0.08%
Education Management LLC,
3.250%, 6-1-13 (H)	13,619	8,417

Utilities - 0.05%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC,
5.367%, 10-10-14 (H)	7,850	5,410

TOTAL SENIOR LOANS - 0.18%		$18,719
(Cost: $20,320)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.10%
Federal National Mortgage Association,
2.875%, 12-11-13	10,275	10,524

Mortgage-Backed Obligations - 0.15%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (I)
4.500%, 8-15-17	3,725	166
5.500%, 9-15-17	3,705	290
5.000%, 11-15-17	1,848	154
5.000%, 5-15-18	3,270	450
5.000%, 4-15-19	319	27
5.000%, 4-15-19	157	13
5.000%, 7-15-21	98	2
5.000%, 11-15-22	421	31
5.000%, 1-15-23	2	--*
5.500%, 3-15-23	3,059	407
5.000%, 4-15-23	64	1
5.000%, 5-15-23	289	23
5.000%, 6-15-23	2,879	247
5.000%, 6-15-23	2,308	187
5.000%, 8-15-23	222	20
5.500%, 11-15-23	341	4
5.500%, 11-15-23	225	4
5.000%, 9-15-24	212	6
5.500%, 9-15-24	96	2
5.500%, 4-15-25	50	4
5.500%, 4-15-25	91	3
5.000%, 9-15-25	406	10
5.500%, 10-15-25	3,458	463
5.000%, 4-15-26	1,366	41
5.000%, 10-15-28	990	70
5.500%, 2-15-30	173	13
5.000%, 8-15-30	240	12
5.000%, 10-15-30	1,250	171
5.500%, 3-15-31	274	22
5.500%, 10-15-32	3,322	380
5.500%, 1-15-33	2,417	274
5.500%, 5-15-33	2,492	286
5.000%, 7-15-33	2,731	287
6.000%, 11-15-35	2,401	299
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (I)
5.500%, 11-25-17	184	4
5.000%, 5-25-22	170	13
5.000%, 7-25-23	4,484	544
5.000%, 8-25-23	1,360	116
5.000%, 11-25-23	2,262	218
5.500%, 9-25-25	99	2
5.500%, 11-25-25	219	4
4.500%, 4-25-30	2,082	185
5.000%, 9-25-30	1,923	163
5.000%, 3-25-31	5,416	505
5.000%, 8-15-31	3,438	269
5.500%, 6-25-33	3,454	467
5.500%, 8-25-33	6,920	753
5.500%, 12-25-33	2,945	294
5.500%, 4-25-34	6,110	685
5.500%, 8-25-35	3,579	463
5.500%, 11-25-36	10,196	1,259
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (I)
5.000%, 1-20-30	552	33
5.000%, 6-20-31	593	46
5.500%, 3-20-32	2,726	335
5.000%, 10-20-32	1,685	209
7.000%, 5-20-33	5,659	1,610
5.500%, 7-16-33	2,626	320
5.000%, 7-20-33	124	11
5.500%, 11-20-33	659	81
5.500%, 6-20-35	6,059	682
5.500%, 7-20-35	2,461	283
5.500%, 7-20-35	1,012	114
5.500%, 10-16-35	5,735	680
		14,717

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.25%		$25,241
(Cost: $33,718)

UNITED STATES GOVERNMENT OBLIGATIONS - 0.93%
Treasury Obligations
United States Treasury Bonds,
4.500%, 5-15-38 (J)	70,650	$96,426
(Cost: $73,481)

BULLION - 17.05%	Troy Ounces
Gold	2,008	$1,767,085
(Cost: $1,687,371)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 25.82%
Alcoa Incorporated:
6.325%, 1-5-09	$317	317
6.450%, 1-5-09	18,000	17,987
6.250%, 1-6-09	30,000	29,974
5.350%, 1-12-09	12,000	11,980
6.450%, 1-22-09	15,000	14,944
6.550%, 2-12-09	14,500	14,389
6.450%, 3-17-09	37,000	36,503
American Honda Finance Corp.:
1.500%, 1-28-09	6,500	6,493
1.150%, 2-3-09	19,000	18,980
1.400%, 2-3-09	1,452	1,450
1.000%, 2-26-09	2,460	2,456
1.150%, 3-6-09	50,000	49,898
1.750%, 3-10-09	34,000	33,888
AT&T Inc.:
0.200%, 1-29-09	50,000	49,992
1.100%, 2-4-09	20,000	19,979
Bemis Company, Inc.:
0.300%, 1-6-09	8,000	8,000
1.270%, 1-26-09	7,000	6,994
BP p.l.c.,
2.100%, 3-11-09	6,000	6,000
Caterpillar Inc.,
0.160%, 1-26-09	10,000	9,999
Clorox Co.:
4.000%, 1-6-09	5,000	4,997
3.000%, 1-8-09	10,200	10,194
3.250%, 1-8-09	19,521	19,509
1.500%, 1-9-09	5,000	4,998
3.500%, 1-13-09	5,000	4,994
2.250%, 1-28-09	17,385	17,356
2.850%, 1-30-09	39,000	38,910
3.000%, 2-13-09	20,000	19,928
Coca-Cola Company (The):
0.050%, 1-5-09	12,043	12,043
2.250%, 2-2-09	15,000	14,970
ConAgra Foods, Inc.,
4.250%, 1-6-09	15,000	14,991
Credit Suisse Group, New York Branch:
3.700%, 1-20-09	55,000	54,893
1.950%, 2-27-09	18,000	17,944
CVS Caremark Corporation:
5.500%, 1-20-09	10,201	10,171
5.500%, 1-27-09	11,000	10,956
5.250%, 2-25-09	7,123	7,066
CVS Corp.:
6.300%, 5-28-09	37,600	36,633
6.440%, 5-28-09	69,200	67,380
Deere (John) Capital Corporation:
2.900%, 1-26-09	4,300	4,291
2.300%, 2-27-09	37,000	36,865
2.300%, 2-27-09	35,000	34,873
Diageo Capital plc (Diageo plc),
5.500%, 1-21-09	10,087	10,056
Genentech, Inc.,
0.650%, 1-9-09	3,803	3,802
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
1.450%, 4-2-09 (K)	16,000	15,941
General Mills, Inc.:
4.250%, 1-26-09	10,000	9,971
5.000%, 2-12-09	16,552	16,455
4.750%, 2-13-09	10,000	9,943
4.400%, 2-20-09	10,000	9,939
4.750%, 2-20-09	20,000	19,868
4.750%, 2-20-09	10,000	9,934
4.200%, 3-13-09	28,000	27,768
Goldman Sachs Group, Inc. (The),
0.250%, 1-16-09	39,000	38,996
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
5.000%, 1-14-09	17,000	16,969
4.600%, 1-22-09	10,900	10,871
5.000%, 1-27-09	25,000	24,910
5.000%, 1-28-09	6,500	6,476
4.020%, 1-29-09	40,000	39,875
4.950%, 1-30-09	7,000	6,972
5.200%, 1-30-09	16,000	15,933
4.550%, 2-3-09	23,500	23,402
Hershey Company (The):
0.210%, 1-8-09	7,775	7,775
0.245%, 1-8-09	250	250
Hewlett-Packard Company:
0.360%, 2-12-09	12,000	11,995
0.600%, 3-5-09	23,313	23,289
0.450%, 3-6-09	27,000	26,978
ITT Corporation:
2.500%, 1-5-09	27,042	27,035
6.000%, 1-5-09	10,000	9,993
6.450%, 1-20-09	37,000	36,874
1.250%, 2-4-09	21,000	20,975
6.550%, 3-20-09	32,000	31,546
6.500%, 3-27-09	37,000	36,432
Kellogg Co.:
4.500%, 1-16-09	18,000	17,966
4.220%, 1-21-09	17,000	16,960
4.050%, 1-30-09	6,154	6,134
4.150%, 1-30-09	12,000	11,960
4.300%, 2-20-09	13,800	13,718
4.250%, 2-27-09	37,000	36,751
Kimberly-Clark Corporation,
0.450%, 2-10-09	10,000	9,995
Kitty Hawk Funding Corp.:
0.410%, 2-3-09	37,386	37,372
0.800%, 2-17-09	11,000	10,989
0.350%, 2-18-09	8,000	7,996
0.750%, 3-17-09	31,299	31,250
Kraft Foods Inc.:
2.850%, 1-8-09	13,000	12,993
2.900%, 1-12-09	20,000	19,982
3.000%, 1-12-09	15,000	14,986
1.500%, 1-30-09	8,725	8,714
1.750%, 1-30-09	8,865	8,853
L'Oreal USA, Inc.:
2.280%, 1-20-09	4,000	3,995
2.280%, 1-21-09	25,750	25,717
McCormick & Co. Inc.:
1.400%, 1-21-09	7,000	6,995
1.450%, 1-23-09	13,000	12,989
1.420%, 2-19-09	10,618	10,597
1.500%, 2-27-09	10,000	9,976
1.650%, 2-27-09	13,000	12,966
Merrill Lynch & Co., Inc. (Federal Deposit Insurance Corporation),
2.290%, 1-21-09 (K)	108,000	107,863
Merrill Lynch & Co., Inc. (Federal Deposit Insurance Corporation),
2.290%, 1-22-09 (K)	45,000	44,940
NIKE, Inc.:
2.100%, 1-22-09	7,000	6,991
1.150%, 2-23-09	6,000	5,990
Nokia Corp.:
3.050%, 1-16-09	12,000	11,985
3.100%, 1-29-09	5,000	4,988
2.100%, 3-25-09	45,000	44,782
PacifiCorp,
0.850%, 1-5-09	35,000	34,997
Praxair Inc.:
0.150%, 1-16-09	7,846	7,846
0.400%, 2-11-09	15,000	14,993
0.610%, 2-11-09	5,000	4,997
Procter & Gamble Company (The),
0.175%, 1-8-09	5,073	5,073
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.200%, 1-27-09	10,000	9,999
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
1.100%, 3-3-09	13,297	13,272
Sara Lee Corporation:
1.000%, 1-5-09	15,000	14,998
1.950%, 1-13-09	37,000	36,976
3.000%, 1-20-09	37,000	36,941
Siemens Capital Corp.,
0.150%, 1-8-09	70,000	69,998
Societe Generale N.A. Inc.:
2.280%, 4-7-09	15,000	14,909
2.000%, 5-11-09	75,000	74,458
Sonoco Products Co.,
2.100%, 1-5-09	12,200	12,197
St. Jude Medical, Inc.,
2.000%, 1-2-09	10,000	9,999
Staples, Inc.:
6.300%, 1-6-09	2,087	2,085
6.250%, 1-15-09	10,000	9,976
6.250%, 1-22-09	42,000	41,847
6.250%, 1-29-09	3,495	3,478
6.250%, 2-26-09	70,000	69,319
6.250%, 2-27-09	38,000	37,624
Unilever Capital Corporation:
0.600%, 3-30-09	30,000	29,956
0.700%, 4-13-09	20,000	19,960
0.700%, 4-14-09	34,000	33,932
Volkswagen of America Inc.:
6.100%, 1-5-09	22,500	22,485
6.400%, 1-15-09	5,000	4,988
6.150%, 1-27-09	17,969	17,889
6.350%, 1-28-09	76,000	75,638
6.150%, 1-29-09	32,000	31,847
		2,675,478
Commercial Paper (backed by irrevocable bank letter of credit) - 0.19%
ED&F Man Treasury Management PLC (Societe Generale N.A.),
0.700%, 1-15-09	20,000	19,995

Municipal Obligations - Non-Taxable - 0.01%
Colorado
Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No. 02-01,
      Special Assessment Revenue Refunding and Improvement
      Bonds, Series 2002 (Wells Fargo Bank, N.A.),

1.100%, 1-2-09 (H)	1,260	1,260

Notes - 0.49%
Citigroup Inc.,
3.505%, 1-30-09 (H)	9,000	9,002
Credit Suisse First Boston (USA), Inc,
4.700%, 6-1-09	37,000	36,981
Deere (John) Capital Corporation,
2.243%, 3-2-09 (H)	5,000	4,867
		50,850

United States Government Agency Obligations - 0.05%
Overseas Private Investment Corporation,
0.650%, 1-7-09 (H)	5,000	5,000

United States Government Obligations - 11.47%
United States Treasury Bills:
2.100%, 1-2-09	170,000	169,990
2.110%, 1-2-09	26,900	26,898
2.040%, 1-8-09	80,000	79,968
1.840%, 1-15-09	200,000	199,857
1.910%, 1-29-09	80,000	79,881
1.910%, 2-5-09	100,000	99,814
1.920%, 2-5-09	69,000	68,871
1.910%, 2-12-09	160,000	159,644
1.910%, 2-19-09	215,000	214,441
1.900%, 2-26-09	60,000	59,823
0.950%, 7-30-09	29,475	29,312
		1,188,499

TOTAL SHORT-TERM SECURITIES - 38.03%		$3,941,082
(Cost: $3,941,082)

TOTAL INVESTMENT SECURITIES - 100.00%		$10,362,269
(Cost: $10,829,567)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$4,462,871	$200
Level 2 - Other Significant Observable Inputs	5,895,845	71,699
Level 3 - Significant Unobservable Inputs	3,553	---
Total	$10,362,269	$71,899

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$4,370	$ ---
Net realized gain (loss)	(26,132)	---
Net change in unrealized appreciation (depreciation)	(2,467)	---
Net purchases (sales)	27,782	---
Transfers in and/or out of Level 3		---
Ending Balance 12-31-08	$3,553	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(2,467)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Brazilian Real	424,200	2-3-09	$--	$3,506
Buy	British Pound	13,558	4-8-09	--	591
Sell	British Pound	18,582	1-12-09	9,035	--
Sell	British Pound	230,700	4-30-09	22,842	--
Sell	British Pound	266,000	9-4-09	73,445	--
Sell	Euro	108,260	4-30-09	--	15,115
Sell	Euro	188,000	10-8-09	--	1,807
Buy	Japanese Yen	25,570,030	10-8-09	26,011	--
Sell	New Taiwan Dollar	1,538,400	2-4-09	--	329
Sell	South Korean Won	247,645,946	1-28-09	--	22,003
Buy	United Arab Emirates Dirham	235,663	1-25-10	--	3,158
Buy	United Arab Emirates Dirham	480,250	3-11-10	--	8,558
Buy	United Arab Emirates Dirham	123,500	3-24-10	--	2,598
Buy	United Arab Emirates Dirham	100,800	4-5-10	--	1,969
				$131,333	$59,634
*Not shown due to rounding as amount is less than 500.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $38,042 or 0.37% of total investment securities.

(D)Illiquid restricted security. At December 31, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07	1,100	$6,380	$3,553

The total value of this security represented approximately 0.03% of total investment securities at December 31, 2008.

(E)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at December 31, 2008.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $27,861 or 0.27% of total investment securities.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and EUR - Euro).

(H)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(I)Amount shown in principal column represents notional amount for computation of interest.

(J)Securities serve as collateral for the following open futures contracts at December 31, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation

Hang Seng H-Shares Index	Long	1-29-09	1	$39,790	$(274)

(K)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

Securities with an aggregate market value of $1,248,381, representing 12.05% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Capital Appreciation Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 11.83%
Boeing Company (The)	75	$3,200
General Dynamics Corporation	244	14,046
Precision Castparts Corp.	259	15,429
Raytheon Company	110	5,614
Rockwell Collins, Inc.	260	10,164
Spirit AeroSystems Holdings, Inc. (A)	150	1,526
		49,979
Apparel, Accessories & Luxury Goods - 1.62%
Coach, Inc. (A)(B)	220	4,569
Under Armour, Inc., Class A (A)(B)	95	2,265
		6,834
Asset Management & Custody Banks - 0.90%
Janus Capital Group Inc.	475	3,810

Biotechnology - 7.07%
BioMarin Pharmaceutical Inc. (A)	243	4,317
Genentech, Inc. (A)	200	16,582
Gilead Sciences, Inc. (A)(B)	175	8,949
		29,848
Communications Equipment - 7.44%
Cisco Systems, Inc. (A)	400	6,520
Nokia Corporation, Series A, ADR	330	5,148
QUALCOMM Incorporated	90	3,225
Research In Motion Limited (A)	407	16,528
		31,421
Computer Hardware - 8.48%
Apple Inc. (A)	220	18,777
Hewlett-Packard Company (B)	470	17,056
		35,833
Construction & Engineering - 1.20%
Fluor Corporation	40	1,795
Foster Wheeler Ltd. (A)(B)	140	3,273
		5,068
Construction & Farm Machinery & Heavy Trucks - 4.15%
Deere & Company	398	15,255
Manitowoc Company, Inc. (The)	260	2,252
		17,507
Data Processing & Outsourced Services - 2.53%
Visa Inc., Class A	204	10,684

Department Stores - 1.72%
Kohl's Corporation (A)(B)	120	4,344
Nordstrom, Inc.	220	2,928
		7,272
Diversified Banks - 1.33%
Wells Fargo & Company	190	5,601

Fertilizers & Agricultural Chemicals - 3.96%
Monsanto Company	238	16,743

Health Care Equipment - 1.51%
Hologic, Inc. (A)	490	6,404

Household Products - 1.03%
Procter & Gamble Company (The)	70	4,327

Hypermarkets & Super Centers - 2.05%
Costco Wholesale Corporation	165	8,663

Integrated Oil & Gas - 0.50%
Occidental Petroleum Corporation (B)	35	2,100

Internet Software & Services - 5.90%
Google Inc., Class A (A)(B)	81	24,920

Investment Banking & Brokerage - 4.32%
Charles Schwab Corporation (The)	475	7,681
Goldman Sachs Group, Inc. (The) (B)	125	10,549
		18,230
Oil & Gas Drilling - 1.36%
Nabors Industries Ltd. (A)	85	1,017
Transocean Inc. (A)	100	4,725
		5,742
Oil & Gas Equipment & Services - 4.78%
Halliburton Company	153	2,772
Schlumberger Limited	300	12,699
Smith International, Inc. (B)	207	4,741
		20,212
Oil & Gas Exploration & Production - 0.50%
Ultra Petroleum Corp. (A)	61	2,105

Other Diversified Financial Services - 0.86%
J.P. Morgan Chase & Co. (B)	115	3,626

Railroads - 1.70%
Union Pacific Corporation	150	7,170

Restaurants - 4.18%
McDonald's Corporation	155	9,639
YUM! Brands, Inc.	255	8,033
		17,672
Semiconductors - 0.54%
Broadcom Corporation, Class A (A)	25	424
Intel Corporation	65	953
Microchip Technology Incorporated	45	879
		2,256
Soft Drinks - 2.99%
Hansen Natural Corporation (A)	140	4,694
PepsiCo, Inc.	145	7,942
		12,636
Specialized Finance - 1.72%
CME Group Inc. (B)	35	7,284

Specialty Chemicals - 1.94%
Albemarle Corporation	256	5,718
Ecolab Inc.	70	2,460
		8,178
Systems Software - 4.60%
Microsoft Corporation (B)	1,000	19,440

Tobacco - 2.65%
Lorillard, Inc. (B)	122	6,848
Philip Morris International Inc.	100	4,351
		11,199
Wireless Telecommunication Service - 0.71%
NII Holdings, Inc. (A)	165	3,000

TOTAL COMMON STOCKS - 96.07%		$405,764
(Cost: $631,657)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$924	924
AT&T Inc.,
0.200%, 1-29-09	3,000	3,000
Caterpillar Inc.,
0.160%, 1-26-09	6,750	6,749
ITT Corporation,
2.000%, 1-5-09	1,000	1,000
McCormick & Co. Inc.,
0.150%, 1-2-09	1,935	1,935
Praxair Inc.,
0.120%, 2-17-09	3,000	2,999

TOTAL SHORT-TERM SECURITIES - 3.93%		$16,607
(Cost: $16,607)

TOTAL INVESTMENT SECURITIES - 100.00%		$422,371
(Cost: $648,264)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$405,764	$ ---
Level 2 - Other Significant Observable Inputs	16,607	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$422,371	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover for the following written options outstanding at December 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.:	---*	January/100.0	$115	$24
Charles Schwab Corporation (The):	1	March/22.5	116	18
CME Group Inc.:	---*	March/280.0	130	34
	---*	March/310.0	43	8
Coach, Inc.:	1	January/25.0	43	7
	1	February/25.0	78	40
Fluor Corporation:	---*	January/52.5	38	5
	---*	January/57.5	8	-*
	---*	April/60.0	46	39
Foster Wheeler Ltd.:	---*	February/35.0	41	9
Genentech, Inc.:	---*	January/90.0	31	22
Gilead Sciences, Inc.:	---*	January/52.5	43	68
	1	February/60.0	91	61
Goldman Sachs Group, Inc. (The):	---*	January/90.0	38	51
	1	January/95.0	81	58
	---*	January/100.0	58	11
Google Inc., Class A:	---*	January/370.0	58	6
Hansen Natural Corporation:	---*	January/35.0	39	35
	---*	March/30.0	120	314
	1	March/35.0	91	181
Hewlett-Packard Company:	---*	February/42.5	50	19
J.P. Morgan Chase & Co.:	---*	January/37.5	41	5
Kohl's Corporation:	---*	April/50.0	44	24
	---*	April/55.0	34	13
Lorillard, Inc.:	---*	January/65.0	51	3
Monsanto Company:	---*	January/90.0	43	1
NII Holdings, Inc.:	---*	March/30.0	44	10
Occidental Petroleum Corporation:	---*	January/65.0	20	7
	---*	January/70.0	19	6
	---*	February/75.0	21	7
Raytheon Company:	---*	February/57.5	56	19
Under Armour, Inc., Class A:	---*	January/25.0	57	14
	---*	January/30.0	19	2
	---*	April/35.0	36	9
	---*	April/40.0	26	4
Visa Inc., Class A:	1	January/60.0	105	7
	---*	March/65.0	35	11
	---*	March/70.0	49	7
Wells Fargo & Company:	---*	January/35.0	41	9
			$2,099	$1,168

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.:	---*	January/115.0	$54	$417
	---*	April/105.0	438	627
BioMarin Pharmaceutical Inc.:	1	January/22.5	68	356
Costco Wholesale Corporation:	---*	January/50.0	14	15
	---*	January/55.0	63	92
Fluor Corporation:	---*	April/50.0	176	104
General Dynamics Corporation:	---*	January/75.0	25	390
Gilead Sciences, Inc.:	---*	January/42.5	40	8
	1	January/45.0	85	23
Goldman Sachs Group, Inc. (The):	---*	January/115.0	74	488
	---*	January/120.0	879	673
Google Inc., Class A:	---*	January/380.0	62	495
	---*	March/380.0	607	806
Halliburton Company:	---*	January/35.0	32	485
Janus Capital Group Inc.:	---*	January/17.5	26	317
NIKE, Inc., Class B:	1	January/50.0	89	76
Occidental Petroleum Corporation:	---*	January/65.0	413	171
Precision Castparts Corp.:	1	January/70.0	838	636
Union Pacific Corporation:	---*	May/60.0	616	596
Visa Inc., Class A:	1	January/50.0	104	91
YUM! Brands, Inc.:	---*	January/30.0	28	12
			$4,731	$6,878

*Not shown due to rounding as amount is less than 500.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

The Investments of Ivy Core Equity Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 5.19%
General Dynamics Corporation	28	$1,604
Lockheed Martin Corporation	46	3,834
Raytheon Company	76	3,874
		9,312
Application Software - 1.10%
SAP Aktiengesellschaft, ADR	54	1,963

Biotechnology - 3.49%
Amgen Inc. (A)	92	5,330
Genentech, Inc. (A)	11	937
		6,267
Brewers - 2.77%
Molson Coors Brewing Company, Class B	102	4,965

Building Products - 0.96%
Masco Corporation	155	1,723

Communications Equipment - 3.98%
QUALCOMM Incorporated	134	4,805
Telefonaktiebolaget LM Ericsson, ADR	297	2,321
		7,126
Computer Hardware - 6.43%
Apple Inc. (A)	30	2,561
Hewlett-Packard Company	247	8,960
		11,521
Construction & Farm Machinery & Heavy Trucks - 2.18%
Deere & Company	102	3,913

Consumer Finance - 3.58%
American Express Company	92	1,714
Capital One Financial Corporation	148	4,713
		6,427
Data Processing & Outsourced Services - 0.83%
Visa Inc., Class A	29	1,495

Department Stores - 3.24%
Kohl's Corporation (A)	70	2,545
Macy's Inc.	178	1,846
Nordstrom, Inc.	106	1,411
		5,802
Diversified Banks - 3.25%
Wells Fargo & Company	197	5,819

Food Retail - 2.02%
Kroger Co. (The)	137	3,626

Health Care Equipment - 5.24%
Baxter International Inc.	62	3,344
Becton, Dickinson and Company	27	1,846
Medtronic, Inc.	134	4,198
		9,388
Home Entertainment Software - 1.00%
Nintendo Co., Ltd. (B)	5	1,796

Home Improvement Retail - 4.32%
Home Depot, Inc. (The)	242	5,566
Sherwin-Williams Company (The)	37	2,181
		7,747
Hypermarkets & Super Centers - 4.86%
Costco Wholesale Corporation	74	3,896
Wal-Mart Stores, Inc.	86	4,810
		8,706
Industrial Gases - 0.76%
Air Products and Chemicals, Inc.	27	1,365

Integrated Oil & Gas - 3.41%
Exxon Mobil Corporation	77	6,121

Integrated Telecommunication Services - 2.81%
AT&T Inc.	176	5,028

Internet Software & Services - 1.41%
Google Inc., Class A (A)	8	2,523

Investment Banking & Brokerage - 2.58%
Charles Schwab Corporation (The)	286	4,630

Life & Health Insurance - 0.77%
MetLife, Inc.	40	1,377

Oil & Gas Equipment & Services - 2.41%
National Oilwell Varco, Inc. (A)	50	1,212
Schlumberger Limited	27	1,134
Smith International, Inc.	43	991
Weatherford International Ltd. (A)	90	978
		4,315
Oil & Gas Exploration & Production - 2.88%
XTO Energy Inc.	146	5,164

Other Diversified Financial Services - 5.17%
Bank of America Corporation	122	1,711
J.P. Morgan Chase & Co.	240	7,554
		9,265
Packaged Foods & Meats - 1.09%
General Mills, Inc.	32	1,956

Pharmaceuticals - 2.86%
Abbott Laboratories	58	3,080
Novartis AG, Registered Shares (B)	41	2,043
		5,123
Railroads - 1.94%
Union Pacific Corporation	73	3,470

Semiconductor Equipment - 1.57%
Applied Materials, Inc.	278	2,816

Semiconductors - 1.32%
Microchip Technology Incorporated	122	2,373

Soft Drinks - 1.60%
Coca-Cola Company (The)	63	2,870

Specialized Finance - 1.35%
IntercontinentalExchange, Inc. (A)	29	2,416

Systems Software - 1.71%
Microsoft Corporation	158	3,073

Tobacco - 3.91%
Lorillard, Inc.	90	5,071
Philip Morris International Inc.	45	1,941
		7,012

TOTAL COMMON STOCKS - 93.99%		$168,493
(Cost: $181,237)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Avon Capital Corp. (Avon Products, Inc.),
0.450%, 1-20-09	$3,000	2,999
Hewlett-Packard Company,
0.300%, 1-27-09	3,000	3,000
McCormick & Co. Inc.,
0.150%, 1-2-09	2,065	2,065
Praxair Inc.,
0.150%, 1-16-09	2,710	2,710

TOTAL SHORT-TERM SECURITIES - 6.01%		$10,774
(Cost: $10,774)

TOTAL INVESTMENT SECURITIES - 100.00%		$179,267
(Cost: $192,011)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.
	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$164,654	$ ---
Level 2 - Other Significant Observable Inputs	14,613	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$179,267	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

Securities with an aggregate market value of $3,839, representing 2.14% of total investments, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts

The Investments of Ivy Energy Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels - 2.96%
Arch Coal, Inc.	24	$390
Cameco Corporation	16	274
CONSOL Energy Inc.	13	377
Foundation Coal Holdings, Inc.	15	209
Peabody Energy Corporation	25	562
		1,812
Construction & Engineering - 5.58%
Chicago Bridge & Iron Company N.V., NY Shares	55	552
Fluor Corporation	43	1,920
Jacobs Engineering Group Inc. (A)	20	943
		3,415
Construction & Farm Machinery & Heavy Trucks - 0.86%
Bucyrus International, Inc., Class A	28	526

Diversified Metals & Mining - 0.55%
BHP Billiton Limited, ADR	8	335

Electric Utilities - 4.13%
Entergy Corporation	16	1,365
Exelon Corporation	21	1,161
		2,526
Electrical Components & Equipment - 3.16%
Energy Conversion Devices, Inc. (A)	15	381
First Solar, Inc. (A)	11	1,552
		1,933
Independent Power Producers & Energy Traders - 2.09%
Mirant Corporation (A)	29	542
NRG Energy, Inc. (A)	32	735
		1,277
Integrated Oil & Gas - 18.73%
BP p.l.c., ADR	32	1,506
ConocoPhillips	26	1,321
Exxon Mobil Corporation	38	3,026
Hess Corporation	21	1,117
Marathon Oil Corporation	25	691
Occidental Petroleum Corporation	33	1,957
Petroleo Brasileiro S.A. - Petrobras, ADR	42	1,030
Suncor Energy Inc.	41	808
		11,456
Oil & Gas Drilling - 6.37%
ENSCO International Incorporated	20	566
Helmerich & Payne, Inc.	57	1,298
Nabors Industries Ltd. (A)	70	833
Patterson-UTI Energy, Inc.	46	531
Transocean Inc. (A)	14	668
		3,896
Oil & Gas Equipment & Services - 21.31%
Baker Hughes Incorporated	21	678
BJ Services Company	72	841
Cameron International Corporation (A)	59	1,208
Complete Production Services, Inc. (A)	89	727
FMC Technologies, Inc. (A)	27	652
Halliburton Company	85	1,543
NATCO Group Inc., Class A (A)	27	404
National Oilwell Varco, Inc. (A)	76	1,859
Schlumberger Limited	47	1,995
Smith International, Inc.	44	999
Technip SA, ADR	10	310
Tenaris S.A., ADR	32	677
Weatherford International Ltd. (A)	106	1,144
		13,037
Oil & Gas Exploration & Production - 24.45%
Anadarko Petroleum Corporation	22	837
Apache Corporation	26	1,923
Cabot Oil & Gas Corporation	12	304
CNOOC Limited, ADR	7	624
Continental Resources, Inc. (A)	57	1,186
Devon Energy Corporation	25	1,671
EOG Resources, Inc.	22	1,485
Newfield Exploration Company (A)	45	888
Noble Energy, Inc.	28	1,396
Southwestern Energy Company (A)	87	2,513
Ultra Petroleum Corp. (A)	21	737
XTO Energy Inc.	40	1,397
		14,961
Oil & Gas Refining & Marketing - 2.12%
Sunoco, Inc.	17	723
Valero Energy Corporation	27	574
		1,297
Oil & Gas Storage & Transportation - 4.32%
El Paso Corporation	88	687
El Paso Pipeline Partners, L.P.	47	728
Enbridge Inc.	38	1,226
		2,641
Semiconductor Equipment - 1.36%
Applied Materials, Inc.	82	833

Specialized Finance - 2.01%
IntercontinentalExchange, Inc. (A)	15	1,228

TOTAL COMMON STOCKS - 100.00%		$61,173
(Cost: $76,126)

TOTAL INVESTMENT SECURITIES - 100.00%		$61,173
(Cost: $76,126)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$61,173	$ ---
Level 2 - Other Significant Observable Inputs	---	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$61,173	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

The Investments of Ivy High Income Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Casinos & Gaming - 0.03%
Pinnacle Entertainment, Inc. (A)	7	$54

Commodity Chemicals - 0.02%
Innophos Holdings, Inc.	2	34

Data Processing & Outsourced Services - 0.04%
Global Cash Access, Inc. (A)	28	62

Oil & Gas Storage & Transportation - 0.16%
Inergy, L.P.	15	255

TOTAL COMMON STOCKS - 0.25%		$405
(Cost: $766)

CORPORATE DEBT SECURITIES	Principal
Apparel, Accessories & Luxury Goods - 0.59%
Oxford Industries, Inc.,
8.875%, 6-1-11	$225	170
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,335	801
		971
Automobile Manufacturers - 0.22%
General Motors Corporation,
7.200%, 1-15-11	750	158
UCI Holdco, Inc.,
9.996%, 12-15-13 (B)(C)	1,256	207
		365
Automotive Retail - 2.19%
AutoNation, Inc.:
6.753%, 4-15-13 (B)	1,000	685
7.000%, 4-15-14	2,500	1,825
Group 1 Automotive, Inc.,
8.250%, 8-15-13	1,625	1,089
		3,599
Building Products - 4.21%
CPG International I Inc.,
10.500%, 7-1-13	500	280
Interface, Inc.:
10.375%, 2-1-10	250	248
9.500%, 2-1-14	2,045	1,636
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12 (D)	200	149
Nortek, Inc.,
10.000%, 12-1-13	800	544
PIH Acquisition Co.,
10.750%, 10-1-13	675	270
Ply Gem Industries, Inc.:
9.000%, 2-15-12	1,250	300
11.750%, 6-15-13	6,500	3,510
		6,937
Cable & Satellite - 1.32%
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16	1,500	1,455
EchoStar DBS Corporation,
7.750%, 5-31-15	850	722
		2,177
Casinos & Gaming - 4.97%
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10	1,500	495
Mandalay Resort Group,
9.375%, 2-15-10	750	548
MGM MIRAGE:
6.750%, 9-1-12	1,500	1,050
7.625%, 1-15-17	1,500	967
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	3,195	2,428
8.750%, 10-1-13	1,000	790
7.500%, 6-15-15	2,000	1,160
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
6.625%, 12-1-14	1,000	755
		8,193
Chemicals - 1.20%
Compass Minerals International, Inc.,
12.000%, 6-1-13	499	501
Nalco Company,
8.875%, 11-15-13	1,750	1,479
		1,980
Consumer Finance - 4.08%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	3,350	2,847
Ford Motor Credit Company:
9.750%, 9-15-10	2,000	1,600
8.000%, 12-15-16	1,500	977
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.750%, 3-15-12	1,622	1,298
		6,722
Consumer Products - 3.13%
Visant Holding Corp.:
8.750%, 12-1-13	6,575	4,865
10.250%, 12-1-13 (D)	400	296
		5,161
Containers - 2.06%
Freescale Semiconductor, Inc.:
5.871%, 12-15-14 (B)	1,000	340
8.875%, 12-15-14	1,000	440
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.500%, 10-15-12	1,000	713
9.875%, 10-15-14	750	461
Solo Cup Company,
8.500%, 2-15-14	2,250	1,440
		3,394
Data Processing & Outsourced Services - 0.93%
Euronet Worldwide, Inc., Convertible,
3.500%, 10-15-25	1,000	643
Lender Processing Services, Inc.,
8.125%, 7-1-16	1,000	891
		1,534
Diversified Banks - 0.50%
FCE Bank plc,
7.875%, 2-15-11 (E)	GBP1,000	832

Electric - 0.61%
Aquila, Inc.,
11.875%, 7-1-12 (B)	$1,000	1,010

Energy - 0.46%
TXU Corp.,
6.550%, 11-15-34	2,250	759

Fertilizers & Agricultural Chemicals - 1.75%
Mosaic Company (The):
7.375%, 12-1-14 (F)	195	160
7.625%, 12-1-16 (F)	3,400	2,720
		2,880
Finance - 1.11%
General Motors Acceptance Corporation,
6.875%, 9-15-11	2,250	1,822

Gas Pipe Lines - 0.28%
Sonat Inc.,
7.625%, 7-15-11	500	456

Health Care Facilities - 1.46%
HealthSouth Corporation,
8.323%, 6-15-14 (B)	3,000	2,400

Health Care Facilities / Supplies - 6.88%
Biomet, Inc.,
11.625%, 10-15-17	2,500	2,138
HCA Inc.:
6.750%, 7-15-13	750	472
9.625%, 11-15-16	4,000	3,120
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	1,300	936
11.750%, 11-15-14	2,500	1,650
Rural/Metro Corporation,
0.000%, 3-15-16 (G)	320	165
US Oncology, Inc.:
9.000%, 8-15-12	2,000	1,820
10.750%, 8-15-14	1,275	1,039
		11,340
Household Products - 0.56%
Sealy Mattress Company,
8.250%, 6-15-14	500	295
Simmons Bedding Company,
7.875%, 1-15-14	1,000	290
Simmons Company,
0.000%, 12-15-14 (G)	2,955	340
		925
Industrial - Other - 0.62%
General Electric Company,
5.000%, 2-1-13	1,000	1,011

Lodging - 1.42%
Starwood Hotels & Resorts Worldwide, Inc.,
6.750%, 5-15-18	4,250	2,338

Oil & Gas Exploration & Production - 0.49%
Petrohawk Energy Corporation,
9.125%, 7-15-13	1,000	810

Other Diversified Financial Services - 1.14%
JPMorgan Chase & Co.,
7.900%, 4-29-49 (B)	2,250	1,871

Packaged Foods & Meats - 2.20%
Central Garden & Pet Company,
9.125%, 2-1-13	6,156	3,632

Paper & Forest Products - 3.42%
Buckeye Technologies Inc.:
8.000%, 10-15-10	4,846	4,410
8.500%, 10-1-13	1,440	1,224
		5,634
Pharmaceuticals - 0.54%
Warner Chilcott Corporation,
8.750%, 2-1-15	1,000	890

Railroads - 0.35%
Kansas City Southern Railway Company (The),
7.500%, 6-15-09	580	581

Restaurants - 1.65%
NPC International, Inc.,
9.500%, 5-1-14	3,750	2,719

Retail Stores - 8.22%
Dollar General Corporation:
10.625%, 7-15-15	1,000	955
11.875%, 7-15-17	6,250	5,344
Jostens IH Corp.,
7.625%, 10-1-12	500	410
Michaels Stores, Inc.,
11.375%, 11-1-16	1,350	439
Neiman Marcus Group, Inc. (The):
9.000%, 10-15-15	2,000	880
10.375%, 10-15-15	1,000	430
Sally Holdings LLC and Sally Capital Inc.,
10.500%, 11-15-16	5,989	4,073
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	279
Toys "R" Us, Inc.,
7.875%, 4-15-13	1,850	721
		13,531
Service - Other - 10.12%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	750	724
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,500	1,365
Education Management LLC and Education Management Finance Corp.,
8.750%, 6-1-14	8,500	6,460
Expedia, Inc.,
8.500%, 7-1-16 (F)	2,435	1,814
Iron Mountain Incorporated,
8.625%, 4-1-13	1,000	940
Laureate Education, Inc.:
10.000%, 8-15-15 (F)	3,000	1,954
11.000%, 8-15-15 (C)(F)	1,028	533
11.750%, 8-15-17 (F)	500	281
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	1,435	632
West Corporation:
9.500%, 10-15-14	175	96
11.000%, 10-15-16	4,020	1,869
		16,668
Technology - 4.74%
L-3 Communications Corporation,
6.125%, 7-15-13	750	690
SunGard Data Systems Inc.:
10.625%, 5-15-15 (F)	500	428
10.250%, 8-15-15	3,550	2,343
Xerox Capital Trust I,
8.000%, 2-1-27	3,250	2,219
Xerox Corporation:
6.875%, 8-15-11	922	797
6.400%, 3-15-16	1,000	780
6.750%, 2-1-17	750	544
		7,801

TOTAL CORPORATE DEBT SECURITIES - 73.42%		$120,943
(Cost: $156,293)

SENIOR LOANS
Automotive Manufacturers - 0.41%
General Motors Corporation,
5.795%, 11-29-13 (B)	1,496	675

Broadcast / Outdoor - 0.10%
High Plains Broadcasting Operating Company, LLC,
8.000%, 9-14-16 (B)	508	167

Cable & Satellite - 0.38%
Newport Television LLC,
8.000%, 3-14-16 (B)	1,920	630

Casinos & Gaming - 1.12%
Las Vegas Sands, LLC:
2.220%, 5-23-14 (B)	3,311	1,534
2.220%, 5-23-14 (B)	669	310
		1,844
Consumer Finance - 0.60%
Venetian Macau Limited:
2.720%, 5-25-13 (B)	1,634	809
2.720%, 5-25-13 (B)	366	181
		990
Consumer Products - 0.87%
Wm. Wrigley Jr. Company,
7.750%, 7-17-14 (B)	1,500	1,432

Containers - 1.18%
Graham Packaging Company, L.P.,
6.313%, 10-7-11 (B)	985	711
Huntsman International LLC,
2.221%, 4-19-14 (B)	2,000	1,232
		1,943
Health Care Facilities / Supplies - 1.42%
CHS/Community Health Systems, Inc.:
4.439%, 7-25-14 (B)	232	181
1.000%, 7-25-14 (B)	65	51
4.446%, 7-25-14 (B)	1,670	1,300
Community Health Systems Inc.,
3.404%, 7-25-14 (B)	32	25
HCA Inc.,
6.012%, 11-16-13 (B)	1,000	780
		2,337
Household Products - 0.53%
THL Bedding Holding Company,
9.535%, 12-19-11 (B)	1,668	872

Retail Stores - 1.27%
Dollar General Corporation:
3.211%, 7-6-14 (B)	1,167	852
3.211%, 7-6-14 (B)	500	365
3.211%, 7-6-14 (B)	333	244
Neiman Marcus Group, Inc. (The),
3.943%, 4-6-13 (B)	1,000	634
		2,095
Service - Other - 0.78%
Education Management LLC,
3.250%, 6-1-13 (B)	997	616
VNU, Inc.:
3.825%, 8-9-13 (B)	254	170
4.388%, 8-9-13 (B)	736	495
		1,281
Utilities - 2.01%
Calpine Corporation,
4.335%, 3-29-14 (B)	1,479	1,087
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.961%, 10-10-14 (B)	17	12
5.368%, 10-10-14 (B)	1,264	871
5.368%, 10-10-14 (B)	987	684
5.888%, 10-10-14 (B)	949	654
Texas Competitive Electric,
3.961%, 10-10-14 (B)	8	5
		3,313

TOTAL SENIOR LOANS - 10.67%		$17,579
(Cost: $24,191)

SHORT-TERM SECURITIES
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	1,311	1,311
Hewlett-Packard Company,
0.300%, 1-27-09	5,000	4,999
ITT Corporation,
2.000%, 1-5-09	3,000	2,999
McCormick & Co. Inc.,
0.150%, 1-2-09	2,500	2,500
Sara Lee Corporation:
1.250%, 1-7-09	3,000	3,000
1.000%, 1-9-09	3,000	2,999
Siemens Capital Corp.,
0.150%, 1-8-09	5,000	5,000
Sonoco Products Co.,
2.100%, 1-5-09	3,000	2,999

TOTAL SHORT-TERM SECURITIES - 15.66%		$25,807
(Cost: $25,807)

TOTAL INVESTMENT SECURITIES - 100.00%		$164,734
(Cost: $207,057)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$405	$ ---
Level 2 - Other Significant Observable Inputs	161,494	407
Level 3 - Significant Unobservable Inputs	2,835	---
Total	$164,734	$407

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$457	$ ---
Net realized gain (loss)	(91)	---
Net change in unrealized appreciation (depreciation)*	34	---
Net purchases (sales)	(400)	---
Transfers in and/or out of Level 3	2,835	---
Ending Balance 12-31-08	$2,835	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(991)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation

Sell	British Pound	39	2-17-09	$16
Sell	British Pound	39	8-17-09	14
Sell	British Pound	39	2-16-10	14
Sell	British Pound	40	8-16-10	14
Sell	British Pound	1,040	2-15-11	349
				$407

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(C)Payment in kind bonds.

(D)This security currently pays the stated rate but this rate will increase in the future.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (GBP - British Pound).

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $7,890 or 4.79% of total investment securities.

(G)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

The Investments of Ivy Large Cap Growth Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 7.39%
General Dynamics Corporation	278	$16,004
Lockheed Martin Corporation	116	9,787
Raytheon Company	249	12,684
United Technologies Corporation	103	5,499
		43,974
Asset Management & Custody Banks - 0.67%
T. Rowe Price Group, Inc.	112	3,979

Biotechnology - 10.58%
Genentech, Inc. (A)	268	22,187
Genzyme Corporation (A)	77	5,097
Gilead Sciences, Inc. (A)	698	35,680
		62,964
Casinos & Gaming - 0.16%
Wynn Resorts, Limited (A)	22	947

Communications Equipment - 6.49%
Cisco Systems, Inc. (A)	519	8,462
QUALCOMM Incorporated	727	26,041
Research In Motion Limited (A)	102	4,123
		38,626
Computer Hardware - 7.01%
Apple Inc. (A)	200	17,095
Hewlett-Packard Company	679	24,652
		41,747
Construction & Farm Machinery & Heavy Trucks - 1.03%
Deere & Company	159	6,101

Data Processing & Outsourced Services - 2.01%
MasterCard Incorporated, Class A	38	5,403
Visa Inc., Class A	125	6,551
		11,954
Department Stores - 1.87%
Kohl's Corporation (A)	309	11,171

Diversified Banks - 4.29%
Wells Fargo & Company	866	25,541

Electrical Components & Equipment - 1.09%
Emerson Electric Co.	178	6,502

Fertilizers & Agricultural Chemicals - 3.59%
Monsanto Company	304	21,393

Health Care Equipment - 2.47%
Baxter International Inc.	275	14,727

Household Products - 5.68%
Colgate-Palmolive Company	493	33,811

Hypermarkets & Super Centers - 5.60%
Costco Wholesale Corporation	94	4,946
Wal-Mart Stores, Inc.	506	28,366
		33,312
Industrial Gases - 1.19%
Praxair, Inc.	119	7,058

Internet Software & Services - 1.90%
Google Inc., Class A (A)	37	11,322

Investment Banking & Brokerage - 1.51%
Charles Schwab Corporation (The)	128	2,067
Goldman Sachs Group, Inc. (The)	82	6,960
		9,027
Life Sciences Tools & Services - 0.70%
Thermo Fisher Scientific Inc. (A)	121	4,136

Oil & Gas Equipment & Services - 3.66%
Schlumberger Limited	192	8,106
Smith International, Inc.	431	9,868
Weatherford International Ltd. (A)	356	3,847
		21,821
Other Diversified Financial Services - 4.06%
J.P. Morgan Chase & Co.	766	24,152

Pharmaceuticals - 5.26%
Abbott Laboratories	587	31,340

Railroads - 1.28%
Union Pacific Corporation	160	7,648

Regional Banks - 0.98%
PNC Financial Services Group, Inc (The).	119	5,841

Restaurants - 5.42%
McDonald's Corporation	398	24,727
YUM! Brands, Inc.	240	7,547
		32,274
Semiconductors - 2.39%
Microchip Technology Incorporated	729	14,245

Soft Drinks - 0.87%
Coca-Cola Company (The)	115	5,197

Specialized Finance - 2.40%
CME Group Inc.	39	8,208
IntercontinentalExchange, Inc. (A)	74	6,109
		14,317
Specialty Chemicals - 1.11%
Ecolab Inc.	188	6,598

TOTAL COMMON STOCKS - 92.66%		$551,725
(Cost: $610,465)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$1,709	1,709
Campbell Soup Co.,
0.050%, 1-28-09	8,000	8,000
General Mills, Inc.,
4.000%, 1-22-09	5,812	5,798
Hershey Company (The):
0.200%, 1-8-09	2,225	2,225
0.150%, 1-28-09	10,000	9,999
McCormick & Co. Inc.:
0.150%, 1-2-09	1,000	1,000
1.450%, 2-27-09	5,000	4,988
Toyota Motor Credit Corporation,
0.550%, 1-28-09	10,000	9,996

TOTAL SHORT-TERM SECURITIES - 7.34%		$43,715
(Cost: $43,715)

TOTAL INVESTMENT SECURITIES - 100.00%		$595,440
(Cost: $654,180)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$551,725	$ ---
Level 2 - Other Significant Observable Inputs	43,715	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$595,440	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

The Investments of Ivy Limited-Term Bond Fund
December 31, 2008
(In Thousands)

CORPORATE DEBT SECURITIES	Principal	Value
Banking - 8.89%
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6-15-12 (A)	$6,000	$6,235
Citigroup Inc. (Federal Deposit Insurance Corporation),
2.875%, 12-9-11 (A)	6,000	6,187
JPMorgan Chase & Co.,
4.600%, 1-17-11	1,225	1,203
JPMorgan Chase & Co. (Federal Deposit Insurance Corporation),
3.125%, 12-1-11 (A)	5,000	5,195
Regions Bank (Federal Deposit Insurance Corporation),
3.250%, 12-9-11 (A)	6,000	6,242
SunTrust Bank (Federal Deposit Insurance Corporation),
3.000%, 11-16-11 (A)	5,000	5,171
Wells Fargo & Company (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (A)	5,000	5,198
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,487	1,486
		36,917
Beverage / Bottling - 1.72%
Bottling Group, LLC,
6.950%, 3-15-14	2,000	2,171
Diageo Capital plc,
4.375%, 5-3-10	5,000	4,953
		7,124
Biotechnology - 0.60%
Amgen Inc.,
4.000%, 11-18-09	2,500	2,498

Cable / Media - 1.69%
Cox Communications, Inc.,
4.625%, 1-15-10	1,000	968
Walt Disney Company (The):
4.700%, 12-1-12	1,000	1,029
4.500%, 12-15-13	5,000	5,033
		7,030
Chemicals - 1.26%
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	600	606
5.875%, 1-15-14	4,500	4,633
		5,239
Communications Equipment - 1.49%
Cisco Systems, Inc.:
2.233%, 2-20-09 (B)	1,000	1,000
5.250%, 2-22-11	5,000	5,190
		6,190
Computer Hardware - 0.39%
Hewlett-Packard Company,
6.500%, 7-1-12	1,500	1,614

Construction & Farm Machinery & Heavy Trucks - 0.61%
Caterpillar Inc.,
7.250%, 9-15-09	2,500	2,545

Consumer Finance - 1.46%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (A)	6,000	6,048

Diversified Metals & Mining - 0.24%
BHP Billiton Finance (USA) Limited,
5.000%, 12-15-10	1,000	983

Electric - 1.28%
Duke Energy Corporation,
6.250%, 1-15-12	500	518
SCANA Corporation,
6.250%, 2-1-12	5,000	4,792
		5,310
Electronics - 0.61%
Electronic Data Systems Corporation,
7.125%, 10-15-09	2,500	2,542

Finance - Other - 2.37%
General Electric Capital Corporation:
4.644%, 4-10-12 (B)	1,000	848
5.250%, 10-19-12	550	554
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (A)	6,000	6,203
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (C)	2,250	2,218
		9,823
Home Improvement Retail - 0.91%
Lowe's Companies, Inc.,
5.600%, 9-15-12	3,736	3,792

Household Products - 0.25%
Procter & Gamble Company (The),
4.600%, 1-15-14	1,000	1,048

Information / Data Technology - 0.76%
IBM International Group Capital LLC,
5.050%, 10-22-12	400	417
International Business Machines Corporation,
6.500%, 10-15-13	2,500	2,741
		3,158
Integrated Telecommunication Services - 0.12%
AT&T Inc.,
4.950%, 1-15-13	500	503

Investment Banking & Brokerage - 4.23%
Goldman Sachs Group, Inc. (The),
6.875%, 1-15-11	3,500	3,525
Goldman Sachs Group, Inc. (The) (Federal Deposit Insurance Corporation),
3.250%, 6-15-12 (A)	5,000	5,217
Merrill Lynch & Co., Inc.,
6.050%, 8-15-12	500	493
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	8,000	8,337
		17,572
Leasing - 0.20%
International Lease Finance Corporation,
5.000%, 4-15-10	1,000	812

Machinery - 0.52%
Caterpillar Inc.,
7.000%, 12-15-13	2,000	2,155

Other Diversified Financial Services - 0.49%
JPMorgan Chase & Co.,
5.375%, 10-1-12	2,000	2,046

Packaged Foods & Meats - 1.25%
Kraft Foods, Inc.,
6.750%, 2-19-14	5,000	5,189

Pharmaceuticals - 1.84%
Abbott Laboratories:
3.750%, 3-15-11	2,000	2,026
5.600%, 5-15-11	500	528
Wyeth,
5.500%, 2-1-14	5,000	5,079
		7,633
Property & Casualty Insurance - 0.51%
Berkshire Hathaway Finance Corporation:
4.750%, 5-15-12	550	565
5.000%, 8-15-13 (C)	1,500	1,526
		2,091
Retail Stores - Food / Drug - 1.49%
Walgreen Co.,
4.875%, 8-1-13	6,000	6,179

Retail Stores - Other - 0.75%
Wal-Mart Stores, Inc.,
4.550%, 5-1-13	3,000	3,106

Service - Other - 0.74%
President & Fellows of Harvard,
5.000%, 1-15-14 (C)	3,000	3,093

Telecommunications - 0.23%
British Telecommunications plc,
5.150%, 1-15-13	1,000	953

Wireless Telecommunication Service - 0.50%
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	2,000	2,070

TOTAL CORPORATE DEBT SECURITIES - 37.40%		$155,263
(Cost: $151,350)

MUNICIPAL BONDS - TAXABLE - 0.16%
Missouri
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006A:
5.300%, 3-1-09	150	150
5.350%, 3-1-10	515	523
(Cost: $665)		$673

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 18.33%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (D)	3,000	3,086
Federal Farm Credit Bank:
3.750%, 12-6-10	500	524
4.050%, 9-29-11	3,000	3,061
4.990%, 12-24-14	1,500	1,540
4.750%, 9-30-15	8,000	8,966
5.250%, 1-6-16	4,000	4,610
Federal Home Loan Bank:
3.375%, 9-10-10	5,000	5,195
4.375%, 9-13-13	6,000	6,504
5.375%, 6-13-14	9,000	10,294
5.000%, 1-15-15	1,500	1,544
Federal Home Loan Mortgage Corporation:
4.500%, 7-6-10	5,000	5,246
3.125%, 10-25-10	2,500	2,588
5.375%, 1-9-14	2,500	2,502
Federal National Mortgage Association:
5.375%, 8-15-09	5,000	5,150
5.080%, 5-14-10	3,000	3,047
5.125%, 11-2-12	1,000	1,031
4.000%, 1-18-13	2,500	2,577
4.375%, 7-17-13	8,000	8,627
		76,092
Mortgage-Backed Obligations - 7.75%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.431%, 4-1-36 (B)	732	744
5.666%, 7-1-36 (B)	990	1,014
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.250%, 3-15-31	346	346
5.000%, 5-15-31	2,100	2,131
4.000%, 11-15-32	805	809
5.500%, 5-15-34	661	687
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (E)
5.500%, 10-15-23	447	4
5.000%, 6-15-24	887	17
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 4-1-18	802	829
5.500%, 3-1-22	808	834
6.000%, 11-1-36	3,036	3,131
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6-25-18	2,236	2,327
5.000%, 9-25-18	1,500	1,524
5.500%, 10-25-32	1,000	1,023
Federal National Mortgage Association Agency REMIC/CMO (Interest Only), (E)
5.500%, 11-25-36	1,477	182
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 11-1-17	441	457
5.000%, 3-1-18	664	685
4.500%, 6-1-19	514	528
4.500%, 8-1-19	816	838
5.000%, 12-1-19	490	505
5.500%, 11-1-22	1,614	1,665
5.000%, 5-1-28	2,417	2,475
5.000%, 6-25-32	3,250	3,270
5.500%, 2-1-33	930	957
6.500%, 11-1-37	2,665	2,729
5.500%, 1-25-39	830	847
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 12-15-17	724	761
4.000%, 9-15-18	853	875
		32,194

Non-Agency REMIC/CMO - 0.79%
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.500%, 3-15-31	1,500	1,559
Government National Mortgage Association Non-Agency REMIC/CMO,
4.585%, 8-16-34	1,700	1,718
		3,277

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 26.87%		$111,563
(Cost: $106,806)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations
United States Treasury Notes:
3.125%, 11-30-09	5,000	5,124
4.000%, 4-15-10	5,000	5,242
2.625%, 5-31-10	5,000	5,151
4.500%, 11-15-10	5,000	5,368
4.500%, 2-28-11	5,000	5,406
5.125%, 6-30-11	5,000	5,534
5.000%, 8-15-11	3,000	3,340
4.625%, 8-31-11	10,000	10,991
4.500%, 11-30-11	6,000	6,609
4.625%, 2-29-12	5,000	5,552
4.750%, 5-31-12	5,000	5,597
4.125%, 8-31-12	4,500	4,977
3.875%, 2-15-13	6,000	6,684
3.375%, 7-31-13	10,000	10,923
4.250%, 8-15-13	6,500	7,390
4.000%, 8-15-18	10,000	11,548
3.750%, 11-15-18	15,000	16,981

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 29.48%		$122,417
(Cost: $118,825)

SHORT-TERM SECURITIES
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	2,120	2,120
AT&T Inc.,
0.200%, 1-29-09	3,000	3,000
General Mills, Inc.,
4.000%, 1-22-09	2,861	2,854
Hershey Company (The),
0.150%, 1-28-09	5,000	4,999
McCormick & Co. Inc.,
0.150%, 1-2-09	2,500	2,500
Sara Lee Corporation,
1.750%, 1-16-09	2,000	1,999
Sonoco Products Co.,
2.100%, 1-5-09	2,800	2,799
Toyota Motor Credit Corporation,
0.550%, 1-28-09	5,000	4,998

TOTAL SHORT-TERM SECURITIES - 6.09%		$25,269
(Cost: $25,269)

TOTAL INVESTMENT SECURITIES - 100.00%		$415,185
(Cost: $402,915)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$ ---
Level 2 - Other Significant Observable Inputs	412,092	---
Level 3 - Significant Unobservable Inputs	3,093	---
Total	$415,185	$ ---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$2,003	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	97	---
Net purchases (sales)	2,996	---
Transfers in and/or out of Level 3	(2,003)	---
Ending Balance 12-31-08	$3,093	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$97	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $6,837 or 1.65% of total investments.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $3,086 or 0.74% of total investment securities.

(E)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Mid Cap Growth Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 4.43%
C.H. Robinson Worldwide, Inc.	49	$2,689
Expeditors International of Washington, Inc.	66	2,207
		4,896
Airlines - 0.70%
Delta Air Lines, Inc. (A)	68	774

Apparel Retail - 2.49%
J. Crew Group, Inc. (A)	99	1,212
Urban Outfitters, Inc. (A)	103	1,544
		2,756
Application Software - 2.41%
Solera Holdings, Inc. (A)	110	2,662

Auto Parts & Equipment - 0.38%
BorgWarner Inc.	19	420

Brewers - 1.22%
Molson Coors Brewing Company, Class B	28	1,353

Catalog Retail - 0.76%
Coldwater Creek Inc. (A)	294	838

Computer Storage & Peripherals - 3.90%
Data Domain, Inc. (A)	133	2,503
NetApp, Inc. (A)	129	1,809
		4,312
Data Processing & Outsourced Services - 5.62%
Global Payments Inc.	96	3,131
Paychex, Inc.	117	3,087
		6,218
Department Stores - 2.96%
Kohl's Corporation (A)	50	1,801
Macy's Inc.	41	427
Nordstrom, Inc.	32	427
Saks Incorporated (A)	140	615
		3,270
Distillers & Vintners - 2.29%
Brown-Forman Corporation, Class B	49	2,530

Electrical Components & Equipment - 1.92%
Cooper Industries, Ltd., Class A	36	1,042
Hubbell Incorporated, Class B	33	1,077
		2,119
Electronic Equipment & Instruments - 1.15%
FLIR Systems, Inc. (A)	41	1,269

Environmental & Facilities Services - 1.60%
Stericycle, Inc. (A)	34	1,773

Food Retail - 0.70%
Whole Foods Market, Inc.	81	768

Gas Utilities - 1.65%
Equitable Resources, Inc.	54	1,825

Health Care Distributors - 2.93%
Henry Schein, Inc. (A)	88	3,245

Health Care Equipment - 6.96%
C. R. Bard, Inc.	36	3,046
Hologic, Inc. (A)	159	2,076
Hospira, Inc. (A)	76	2,026
Wright Medical Group, Inc. (A)	27	546
		7,694
Health Care Supplies - 2.31%
DENTSPLY International Inc.	90	2,554

Homefurnishing Retail - 1.02%
Bed Bath & Beyond Inc. (A)	44	1,124

Industrial Machinery - 3.21%
Donaldson Company, Inc.	33	1,095
IDEX Corporation	102	2,454
		3,549
Internet Software & Services - 2.32%
Akamai Technologies, Inc. (A)	96	1,441
DealerTrack Holdings, Inc. (A)	95	1,127
		2,568
Investment Banking & Brokerage - 2.71%
Lazard Group LLC	33	979
TD Ameritrade Holding Corporation (A)	142	2,021
		3,000
Motorcycle Manufacturers - 0.63%
Harley-Davidson, Inc.	41	693

Oil & Gas Equipment & Services - 3.15%
Complete Production Services, Inc. (A)	59	480
Dresser-Rand Group Inc. (A)	49	853
National Oilwell Varco, Inc. (A)	53	1,304
Smith International, Inc.	37	839
		3,476
Oil & Gas Exploration & Production - 3.51%
Noble Energy, Inc.	60	2,976
XTO Energy Inc.	26	907
		3,883
Packaged Foods & Meats - 1.93%
Hershey Foods Corporation	62	2,138

Paper Packaging - 2.68%
Packaging Corporation of America	71	960
Sealed Air Corporation	60	892
Sonoco Products Company	48	1,108
		2,960
Personal Products - 0.55%
Bare Escentuals, Inc. (A)	117	612

Pharmaceuticals - 2.16%
Allergan, Inc.	59	2,391

Property & Casualty Insurance - 1.84%
AXIS Capital Holdings Limited	70	2,028

Publishing - 1.37%
Meredith Corporation	91	1,517

Regional Banks - 3.68%
Signature Bank (A)	58	1,674
Synovus Financial Corp.	186	1,542
Zions Bancorporation	35	856
		4,072
Research & Consulting Services - 1.13%
Dun & Bradstreet Corporation (The)	16	1,255

Restaurants - 2.78%
Chipotle Mexican Grill, Inc., Class A (A)	19	1,196
P.F. Chang's China Bistro, Inc. (A)	90	1,882
		3,078
Semiconductors - 5.54%
Broadcom Corporation, Class A (A)	119	2,023
Linear Technology Corporation	49	1,077
Microchip Technology Incorporated	155	3,032
		6,132
Specialized Finance - 1.33%
CME Group Inc.	7	1,467

Specialty Stores - 1.54%
PetSmart, Inc.	93	1,710

Systems Software - 1.44%
McAfee, Inc. (A)	46	1,588

Trading Companies & Distributors - 2.49%
Fastenal Company	79	2,751

TOTAL COMMON STOCKS - 93.39%		$103,268
(Cost: $129,824)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$808	808
Campbell Soup Co.,
0.050%, 1-28-09	2,500	2,500
ITT Corporation,
2.000%, 1-5-09	1,000	1,000
Sara Lee Corporation,
1.000%, 1-9-09	3,000	2,999

TOTAL SHORT-TERM SECURITIES - 6.61%		$7,307
(Cost: $7,307)

TOTAL INVESTMENT SECURITIES - 100.00%		$110,575
(Cost: $137,131)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$103,268	$ ---
Level 2 - Other Significant Observable Inputs	7,307	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$110,575	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$ ---	$(495)
Net realized gain (loss)	---	(1,981)
Net change in unrealized appreciation (depreciation)	---	423
Net purchases (sales)	---	2,053
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$ ---	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$ ---	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

The Investments of Ivy Money Market Fund
December 31, 2008
(In Thousands)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$3,195	$3,195
American Honda Finance Corp.:
1.500%, 1-28-09	4,000	3,995
1.400%, 2-3-09	486	485
1.500%, 2-18-09	1,200	1,198
1.000%, 2-26-09	2,200	2,197
1.050%, 3-3-09	3,700	3,693
AT&T Inc.,
2.100%, 1-20-09	4,000	3,996
Baxter International Inc.:
2.000%, 1-20-09	3,400	3,397
2.000%, 1-27-09	3,400	3,395
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	4,950	4,966
BP p.l.c.,
2.100%, 3-11-09	12,500	12,500
Caterpillar Financial Services Corporation,
2.259%, 3-10-09 (A)	1,200	1,197
Caterpillar Inc.,
2.200%, 1-22-09	6,500	6,492
Coca-Cola Company (The),
2.250%, 2-12-09	3,600	3,591
Deere (John) Capital Corporation:
2.900%, 1-26-09	1,600	1,597
2.750%, 1-27-09	2,500	2,495
2.250%, 2-5-09	2,500	2,495
2.300%, 2-27-09	750	747
Genentech, Inc.,
0.650%, 1-9-09	12,000	11,998
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
1.450%, 4-2-09 (B)	4,000	3,985
Hewlett-Packard Company:
2.200%, 2-18-09	4,000	3,989
0.600%, 3-5-09	1,687	1,685
Honeywell International Inc.:
2.050%, 1-22-09	2,000	1,997
0.850%, 3-10-09	7,000	6,989
IBM International Group Capital LLC (International Business Machines Corporation):
3.848%, 1-29-09 (A)	9,200	9,179
2.389%, 2-26-09 (A)	1,500	1,500
Illinois Tool Works Inc.,
0.970%, 2-23-09	5,000	4,993
Kitty Hawk Funding Corp.:
1.450%, 1-21-09	5,000	4,996
1.000%, 2-24-09	2,000	1,997
1.500%, 2-24-09	500	499
L'Oreal USA, Inc.:
2.280%, 1-20-09	5,000	4,994
1.500%, 1-27-09	2,850	2,847
1.380%, 1-29-09	3,800	3,796
McDonald's Corporation,
1.500%, 1-15-09	3,500	3,498
Merrill Lynch & Co., Inc. (Federal Deposit Insurance Corporation),
2.290%, 1-22-09 (B)	12,500	12,483
Nestle Capital Corp.,
2.390%, 3-12-09	2,000	1,991
NIKE, Inc.:
2.100%, 1-22-09	6,000	5,993
1.150%, 2-23-09	5,000	4,991
Nokia Corp.:
3.050%, 1-23-09	4,000	3,992
3.100%, 1-29-09	5,000	4,988
2.100%, 3-24-09	4,600	4,578
Pfizer Inc.:
2.150%, 2-17-09	4,000	3,989
2.170%, 4-8-09	4,000	3,976
Praxair Inc.,
2.550%, 1-21-09	1,000	999
Procter & Gamble Company (The),
2.309%, 2-19-09 (A)	800	800
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.459%, 2-19-09 (A)	5,700	5,687
1.100%, 3-3-09	5,000	4,991
SBC Communications Inc.,
4.125%, 9-15-09	3,100	3,086
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
2.150%, 1-26-09	6,000	5,991
2.250%, 2-20-09	4,000	3,987
2.350%, 2-26-09	2,300	2,292
1.600%, 4-2-09	1,400	1,394
Toyota Motor Credit Corporation:
1.650%, 1-5-09	2,500	2,499
1.700%, 1-8-09	7,000	6,998
2.200%, 2-5-09	2,250	2,245
Unilever Capital Corporation:
4.000%, 1-5-09	4,500	4,498
1.439%, 1-12-09 (A)	350	350
1.300%, 3-16-09	4,000	3,989
1.350%, 3-26-09	3,200	3,190
Walgreen Co.,
1.300%, 1-23-09	750	749
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	2,500	2,531

Total Commercial Paper - 75.91%		233,830

Commercial Paper (backed by irrevocable bank letter of credit) - 0.91%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
0.850%, 1-23-09	2,800	2,799

Notes
3M Company,
7.139%, 12-14-09	11,000	11,453
BP Capital Markets p.l.c.,
2.284%, 3-11-09 (A)	1,500	1,500
Bear Stearns Companies, Inc., (The)
1.558%, 3-30-09 (A)	850	848
Caterpillar Financial Services Corporation:
4.370%, 1-9-09 (A)	3,900	3,790
4.500%, 6-15-09	675	676
Citigroup Inc.,
3.505%, 1-30-09 (A)	2,000	2,000
Deere (John) Capital Corporation:
3.750%, 1-13-09	650	650
4.925%, 1-16-09 (A)	1,500	1,458
2.243%, 3-2-09 (A)	5,000	4,867
4.625%, 4-15-09	700	704
General Electric Capital Corporation,
1.888%, 1-9-09 (A)	1,300	1,300
Honeywell International Inc.,
3.585%, 1-27-09 (A)	1,525	1,520
International Business Machines Corporation:
1.901%, 1-5-09 (A)	750	750
1.906%, 1-8-09 (A)	1,000	1,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
5.300%, 7-6-09 (C)	850	862
Toyota Motor Credit Corporation,
2.921%, 3-18-09 (A)	3,000	3,000
Verizon Communications Inc.,
4.200%, 1-5-09 (A)	2,650	2,637
Wachovia Bank, N.A.,
1.538%, 3-23-09 (A)	1,500	1,494
Wal-Mart Stores, Inc.,
6.875%, 8-10-09	4,241	4,350
Wells Fargo & Company,
1.668%, 3-23-09 (A)	2,700	2,670

Total Notes - 15.43%		47,529

TOTAL CORPORATE OBLIGATIONS - 92.25%		$284,158
(Cost: $284,158)

MUNICIPAL OBLIGATIONS - TAXABLE
Maryland - 0.68%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A,
2.000%, 1-7-09 (A)	2,100	2,100
(Cost: $2,100)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation,
0.650%, 1-7-09 (A)	1,628	1,628
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
2.399%, 4-15-09 (A)	2,354	2,354

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.29%		3,982
United States Government Obligations
United States Treasury Bills:
0.700%, 1-2-09	1,000	1,000
0.770%, 1-2-09	1,000	1,000
1.550%, 1-8-09	2,500	2,499
1.600%, 1-8-09	2,500	2,499
1.920%, 2-5-09	2,100	2,096
1.900%, 2-26-09	2,000	1,994
1.330%, 7-2-09	6,750	6,705

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 5.78%		17,793

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 7.07%		$21,775
(Cost: $21,775)

TOTAL INVESTMENT SECURITIES - 100.00%		$308,033
(Cost: $308,033)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$ ---
Level 2 - Other Significant Observable Inputs	308,033	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$308,033	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(B)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(C)Illiquid restricted security. At December 31, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The))	11-28-08	850	$862	$862

The total value of this security represented approximately 0.28% of investment securities at December 31, 2008.

The Investments of Ivy Municipal Bond Fund
December 31, 2008
(In Thousands)

MUNICIPAL BONDS	Principal	Value
Alabama - 1.06%
The Public Education Building Authority of the City of Tuscaloosa, Student Housing Revenue Bonds (Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project), Series 2008,
6.750%, 7-1-33	$500	$516

Arizona - 1.66%
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
2.250%, 2-1-42 (A)	125	99
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.100%, 1-1-13	220	205
Rio Nuevo Multipurpose Facilities District (City of Tucson, Arizona) Subordinate Lien Excise Tax Revenue Bonds, Series 2008,
6.625%, 7-15-25	500	506
		810
California - 7.76%
State of California, Various Purpose General Obligation Bonds,
5.000%, 2-1-22	495	475
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.500%, 11-1-15	250	270
California Statewide Communities Development Authority, Insured Revenue Bonds (Henry Mayo Newhall Memorial Hospital), Series 2007A,
5.000%, 10-1-37	500	379
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
6.750%, 6-1-39	200	233
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.000%, 6-1-43	1,000	1,091
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.500%, 8-1-29	200	236
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	541
Southern California Public Power Authority, Transmission Project Revenue Bonds, 2008 Subordinate Series B (Southern Transmission Project),
6.000%, 7-1-27	500	518
Upland Unified School District (San Bernardino County, California), Election of 2008 General Obligation Bonds, Series A,
0.000%, 8-1-31	150	35
		3,778
Colorado - 2.75%
Joint School District No. 28J, Adams and Arapahoe Counties, Colorado, General Obligation Bonds, Series 2008,
6.000%, 12-1-28	500	524
Certificates of Participation, Series 2008, Adams12 Five Star Schools, Adams County and City and County of Broomfield, Colorado,
5.000%, 12-1-25	500	486
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.125%, 12-1-30	500	330
		1,340
Connecticut - 0.76%
Capital City Economic Development Authority, Parking and Energy Fee Revenue Bonds, 2008 Series D,
5.000%, 6-15-22	370	370

District Of Columbia - 2.23%
District of Columbia (Washington, D.C.), General Obligation Refunding Bonds, Series 2008F,
5.000%, 6-1-19	1,000	1,083

Florida - 4.80%
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.250%, 10-1-19	250	256
Miami-Dade County, Florida, General Obligation Bonds (Building Better Communities Program), Series 2008B,
6.250%, 7-1-26	500	520
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008B,
5.250%, 10-1-22	500	499
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008C,
5.000%, 10-1-17	500	543
City of Port St. Lucie, Florida, Special Assessment Refunding Bonds, Series 2008A (City Center Special Assessment District),
5.750%, 7-1-20	500	517
		2,335
Georgia - 1.07%
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Series 2008D,
5.750%, 1-1-20	500	521

Illinois - 3.33%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.000%, 5-1-26	250	144
5.700%, 5-1-36	250	142
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.250%, 1-1-21	250	254
Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2008B,
5.500%, 7-1-19	500	550
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.050%, 12-15-19	645	529
		1,619
Indiana - 6.87%
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.750%, 7-1-18	500	557
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.500%, 1-15-24	300	312
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.500%, 1-15-16	280	280
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.000%, 1-15-17	500	430
Indiana Finance Authority, Facilities Revenue Refunding Bonds, Series 2008C (Miami Correctional Facility-Phase II),
5.000%, 7-1-17	500	533
Mt. Vernon School Building Corporation of Hancock County, Hancock County, Indiana, First Mortgage Bonds, Series 2007,
5.250%, 1-15-32	500	467
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.750%, 7-15-17	675	765
		3,344
Iowa - 1.32%
City of Altoona, Iowa, Annual Appropriation Urban Renewal Tax Increment Revenue Bonds, Series 2008,
6.000%, 6-1-34	1,000	642

Kansas - 0.57%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1,
6.300%, 12-1-32	120	115
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.650%, 6-1-35	170	162
		277
Kentucky - 2.71%
Commonwealth of Kentucky, State Property and Buildings Commission, Revenue and Revenue Refunding Bonds, Project No. 90,
5.750%, 11-1-19	500	552
The Turnpike Authority of Kentucky, Economic Development Road Revenue Bonds (Revitalization Projects), 2008 Series A,
5.000%, 7-1-16	330	363
Louisville Regional Airport Authority, Airport System Revenue Bonds, 2008 Series A,
5.250%, 7-1-28	500	406
		1,321
Louisiana - 1.57%
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.500%, 4-20-38	250	225
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2002 Series A,
5.250%, 6-1-13	500	539
		764
Maryland - 1.03%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds),
5.375%, 3-1-15	500	501

Massachusetts - 1.06%
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue H, Series 2008,
6.125%, 1-1-22	395	388
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A,
5.750%, 11-15-42	250	126
		514
Michigan - 2.90%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.250%, 4-1-23	200	177
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	5	5
City of Kalamazoo, Hospital Finance Authority, Hospital Revenue Refunding Bonds, (Bronson Methodist Hospital), Series 2003A,
5.000%, 5-15-26	500	442
State Building Authority, State of Michigan, 2008Revenue and Revenue Refunding Bonds, Series I (Facilities Program),
5.000%, 10-15-18	305	321
State Building Authority, State of Michigan, 2006 Revenue Refunding Bonds, Series IA (Facilities Program),
0.000%, 10-15-22	1,000	468
		1,413
Minnesota - 1.53%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.000%, 5-1-22	500	422
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.600%, 9-1-19	400	320
		742
Missouri - 5.09%
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.250%, 3-1-24	200	143
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	175	105
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
5.550%, 10-1-36	250	131
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.900%, 3-1-24	200	156
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.500%, 3-1-16	350	373
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds (SSM Health Care), Series 2008A,
5.000%, 6-1-36	500	411
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.250%, 12-1-19	65	48
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D,
6.000%, 3-1-36	160	155
The Industrial Development Authority of the County of Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.850%, 4-1-29	250	183
Platte County R-III School District Building Corporation, Leasehold Refunding and Improvement Revenue Bonds, Series 2008 (Platte County R-III School District of Platte County, Missouri Project),
5.000%, 3-1-28	340	325
The Industrial Development Authority of St. Joseph, Missouri, Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
4.375%, 4-1-18	100	100
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.500%, 9-1-28	500	348
		2,478
Nebraska - 2.68%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.200%, 6-1-13	225	225
Nebraska Public Power District, General Revenue Bonds, 2008 Series B,
5.000%, 1-1-15	1,000	1,080
		1,305
Nevada - 0.62%
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, (Series 2008),
6.500%, 12-1-18	290	301

New Hampshire - 0.90%
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2008 Series,
6.000%, 7-1-38	500	440

New Jersey - 1.58%
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2005 Series O,
5.125%, 3-1-30	250	229
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 2003 Series B-2,
5.000%, 12-15-16	500	540
		769
New Mexico - 1.11%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D,
6.000%, 1-1-37	95	91
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds 2008 Series D-2,
5.250%, 7-1-30	500	450
		541
New York - 4.22%
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.500%, 8-1-10	500	522
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.250%, 11-15-23	250	253
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.250%, 3-15-10	500	520
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.500%, 12-15-14	500	520
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	115	97
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	180	141
		2,053
North Carolina - 1.56%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,
6.000%, 1-1-19	250	257
North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (University Health Systems of Eastern Carolina), Series 2008E-2Bonds,
6.000%, 12-1-36	500	501
		758
Ohio - 3.61%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
6.000%, 6-1-42	500	285
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.000%, 12-1-30	150	147
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	500	500
State of Ohio, Major New State Infrastructure Project Revenue Bonds, Series 2008-I,
6.000%, 6-15-17	395	464
Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2007C (Midwest Terminals Project),
6.000%, 11-15-27	495	362
		1,758
Oklahoma - 3.94%
Grand River Dam Authority, Revenue Bonds, Series 2008A,
5.000%, 6-1-18	905	1,008
The Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, (Waste Management of Oklahoma, Inc. Project), Series 2004A,
7.000%, 12-1-21	600	583
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.600%, 7-1-14	295	328
		1,919
Pennsylvania - 2.69%
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.250%, 12-15-24	445	435
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.500%, 2-1-18	500	554
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.100%, 10-1-19	320	321
		1,310
Puerto Rico - 0.83%
Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, Series A (Senior Lien),
6.000%, 7-1-38	500	406

Rhode Island - 0.32%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.400%, 10-1-09	160	157

South Carolina - 0.93%
Tobacco Settlement Revenue Management Authority, 5% Tobacco Settlement Asset-Backed Refunding Bonds, Series 2008,
5.000%, 6-1-18	500	454

Tennessee - 1.37%
The Health, Educational and Housing Facility Board of the County of Shelby, Tennessee, Revenue Bonds, Series 2008C, (Methodist Le Bonheur Healthcare),
5.250%, 6-1-18	500	473
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.250%, 9-1-26	300	193
		666
Texas - 12.06%
City of Arlington, Texas, Special Tax Revenue Bonds, Series 2008,
5.000%, 8-15-18	300	324
City of El Paso, Texas (El Paso County), Water and Sewer Revenue Refunding Bonds, Series 2008C,
5.000%, 3-1-17	500	546
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Revenue Refunding Bonds (Baylor College of Medicine), Series 2008D,
5.000%, 11-15-16	200	210
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-33	500	336
Howard County, Texas, General Obligation Bonds, Series 2008,
4.650%, 2-15-24	505	440
Lower Colorado River Authority, Refunding Revenue Bonds, Series 2008A,
5.750%, 5-15-23	500	512
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A,
7.250%, 11-15-19	235	252
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008, First Tier Current Interest Bonds, Series 2008A,
6.000%, 1-1-25	500	493
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008D,
0.000%, 1-1-30	1,000	260
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.500%, 8-15-19	250	275
Town of Prosper, Texas (Collin County) Combination Tax and Revenue Certificates of Obligation, Series 2008,
5.500%, 2-15-20	500	517
Prosper Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008,
5.000%, 2-15-18	500	544
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-36	500	288
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.625%, 11-15-27	250	159
Board of Regents, Texas State University System, Revenue Financing System Revenue Bonds, Series 2008,
5.250%, 3-15-19	355	385
Trinity River Authority of Texas, (Tarrant County Water Project), Improvement Revenue Bonds, Series2008,
5.750%, 2-1-26	325	331
		5,872
Vermont - 0.37%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27,
5.500%, 11-1-37	190	178

Virginia - 2.94%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.500%, 12-1-17	500	530
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007B-1 Senior Current Interest Bonds,
5.000%, 6-1-47	250	124
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2008 Series E,
5.500%, 7-1-20	500	509
Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2008B,
5.250%, 8-1-22	250	266
		1,429
Washington - 1.82%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.750%, 7-1-16	500	532
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	500	355
		887
Wyoming - 1.42%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.750%, 6-1-34	300	211
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.250%, 1-1-23	500	478
		689

TOTAL MUNICIPAL BONDS - 95.04%		$46,260
(Cost: $49,524)

SHORT-TERM SECURITIES
Commercial Paper
McCormick & Co. Inc.,
0.200%, 1-2-09	1,216	1,216
Sonoco Products Co.,
2.100%, 1-5-09	1,200	1,200

TOTAL SHORT-TERM SECURITIES - 4.96%		$2,416
(Cost: $2,416)

TOTAL INVESTMENT SECURITIES - 100.00%		$48,676
(Cost: $51,940)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$(85)
Level 2 - Other Significant Observable Inputs	48,676	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$48,676	$(85)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

Cash serves as collateral for the following open futures contracts at December 31, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation

United States 30 Year Treasury Note	Short	3-31-09	(---)*	$(966)	$(85)

The Investments of Ivy Science and Technology Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Agricultural Products - 6.86%
Archer Daniels Midland Company	576	$16,595
Bunge Limited	370	19,129
		35,724
Application Software - 8.80%
ACI Worldwide, Inc. (A)	977	15,530
Aspen Technology, Inc. (A)	2,522	18,710
Lawson Software, Inc. (A)	2,445	11,589
		45,829
Biotechnology - 7.60%
Amgen Inc. (A)	256	14,796
Genzyme Corporation (A)(B)	309	20,475
Isis Pharmaceuticals, Inc. (A)	301	4,265
		39,536
Communications Equipment - 4.88%
QUALCOMM Incorporated	270	9,670
Research In Motion Limited (A)	388	15,731
		25,401
Computer Hardware - 0.93%
Apple Inc. (A)	57	4,856

Computer Storage & Peripherals - 0.83%
Data Domain, Inc. (A)	148	2,788
Netezza Corporation (A)	228	1,517
		4,305
Consumer Electronics - 0.94%
Garmin Ltd.	254	4,873

Data Processing & Outsourced Services - 6.38%
Alliance Data Systems Corporation (A)(B)	152	7,063
Euronet Worldwide, Inc. (A)	726	8,431
Fidelity National Information Services, Inc.	418	6,793
Lender Processing Services, Inc.	370	10,906
		33,193
Diversified Chemicals - 1.91%
E.I. du Pont de Nemours and Company	178	4,506
FMC Corporation	121	5,417
		9,923
Electrical Components & Equipment - 1.07%
POWER-ONE, INC. (A)	1,192	1,418
Ultralife Corporation (A)	309	4,148
		5,566
Electronic Equipment & Instruments - 0.30%
IPG Photonics Corporation (A)	117	1,543

General Merchandise Stores - 0.24%
Conn's, Inc. (A)	151	1,278

Health Care Distributors - 0.20%
Animal Health International, Inc. (A)	501	1,068

Health Care Equipment - 0.22%
Insulet Corporation (A)	150	1,157

Health Care Facilities - 1.90%
HealthSouth Corporation (A)	659	7,225
LifePoint Hospitals, Inc. (A)	116	2,650
		9,875
Health Care Supplies - 0.31%
TranS1 Inc. (A)	226	1,630

Health Care Technology - 5.11%
Cerner Corporation (A)(B)	605	23,255
Eclipsys Corporation (A)	234	3,327
		26,582
Home Entertainment Software - 2.50%
Nintendo Co., Ltd. (C)	34	13,031

Industrial Machinery - 4.74%
ESCO Technologies Inc. (A)	550	22,531
Pentair, Inc.	91	2,142
		24,673
Integrated Telecommunication Services - 3.68%
AT&T Inc.	376	10,710
CenturyTel, Inc.	94	2,558
Embarq Corporation	163	5,865
		19,133
Internet Software & Services - 1.59%
SAVVIS, Inc. (A)	443	3,049
Yahoo! Inc. (A)	431	5,253
		8,302
IT Consulting & Other Services - 1.82%
Telvent GIT, S.A. (C)(D)	260	3,419
Telvent GIT, S.A.	413	6,031
		9,450
Life & Health Insurance - 0.50%
Amil Participacoes S.A. (C)	840	2,593

Managed Health Care - 0.46%
WellCare Health Plans, Inc. (A)	186	2,394

Oil & Gas Equipment & Services - 0.26%
ION Geophysical Corporation (A)	395	1,355

Oil & Gas Exploration & Production - 5.49%
Noble Energy, Inc. (B)	580	28,563

Semiconductor Equipment - 0.10%
EMCORE Corporation (A)	416	541

Semiconductors - 8.83%
Cree, Inc. (A)	1,035	16,419
Marvell Technology Group Ltd. (A)	111	738
Maxim Integrated Products, Inc.	321	3,671
Microsemi Corporation (A)	179	2,256
ON Semiconductor Corporation (A)	739	2,513
PMC-Sierra, Inc. (A)	1,869	9,083
Samsung Electronics Co., Ltd. (C)	31	11,266
		45,946
Specialized Finance - 0.94%
CME Group Inc.	24	4,911

Systems Software - 1.36%
Microsoft Corporation	365	7,092

TOTAL COMMON STOCKS - 80.75%		$420,323
(Cost: $532,981)

PREFERRED STOCKS - 1.27%
Agricultural Products
Archer Daniels Midland Company	175	$6,632
(Cost: $5,854)

CORPORATE DEBT SECURITIES	Principal
Application Software - 0.60%
Lawson Software, Inc., Convertible,
2.500%, 4-15-12	$4,000	3,123

Data Processing & Outsourced Services - 1.41%
Euronet Worldwide, Inc., Convertible,
3.500%, 10-15-25	11,450	7,357

Electrical Components & Equipment - 0.69%
POWER-ONE, INC., Convertible,
8.000%, 6-17-13 (E)	6,500	3,575

Health Care Facilities - 1.38%
LifePoint Hospitals, Inc., Convertible,
3.250%, 8-15-25	10,000	7,188

Semiconductors - 1.45%
Diodes Incorporated, Convertible,
2.250%, 10-1-26	12,170	7,530

TOTAL CORPORATE DEBT SECURITIES - 5.53%		$28,773
(Cost: $26,762)

PUT OPTIONS	Number of Contracts
Alliance Data Systems Corporation,
Mar $38.00, Expires 3-23-09	2	408
Cerner Corporation,
Jun $31.50, Expires 6-22-09	3	903

TOTAL PUT OPTIONS - 0.25%		$1,311
(Cost: $1,439)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$1,249	1,249
AT&T Inc.:
0.200%, 1-29-09	1,500	1,500
0.180%, 2-12-09	3,000	2,999
Caterpillar Inc.,
0.160%, 1-26-09	15,000	14,998
Clorox Co.,
3.250%, 1-5-09	8,000	7,997
Coca-Cola Company (The),
2.025%, 1-20-09	5,000	4,995
General Mills, Inc.,
4.000%, 1-22-09	1,600	1,596
Hershey Company (The),
0.150%, 1-28-09	3,000	3,000
McCormick & Co. Inc.,
0.150%, 1-2-09	1,000	1,000
Praxair Inc.:
0.150%, 1-16-09	6,966	6,966
0.120%, 2-17-09	2,200	2,200
Sara Lee Corporation,
1.000%, 1-9-09	4,000	3,999
Siemens Capital Corp.,
0.150%, 1-8-09	4,000	4,000
Sonoco Products Co.,
2.100%, 1-5-09	2,000	1,999
Walgreen Co.,
1.000%, 1-22-09	5,000	4,997

TOTAL SHORT-TERM SECURITIES - 12.20%		$63,495
(Cost: $63,495)

TOTAL INVESTMENT SECURITIES - 100.00%		$520,534
(Cost: $630,531)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$399,239	$ ---
Level 2 - Other Significant Observable Inputs	116,409	---
Level 3 - Significant Unobservable Inputs	4,886	(2,245)
Total	$520,534	$(2,245)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$ ---	$3,235
Net realized gain (loss)	---	(125)
Net change in unrealized appreciation (depreciation)*	(453)	(1,819)
Net purchases (sales)	5,339	(3,536)
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$4,886	$(2,245)

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(453)	$1,116

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*Net change in unrealized appreciation (depreciation) includes $51 from change in accrued amortization.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover for the following written options outstanding at December 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Alliance Data Systems Corporation:	2	February/45.0	$737	$809
Cerner Corporation:	3	June/41.5	963	1,144
Genzyme Corporation:	2	January/82.5	799	3
Noble Energy, Inc.:	1	January/50.0	990	289
			$3,489	$2,245

(C)Listed on an exchange outside the United States.

(D)Illiquid restricted security. At December 31, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Telvent GIT, S.A.	9-15-08	260	$5,525	$3,419

The total value of this security represented approximately 0.66% of total investment securities at December 31, 2008.

(E)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid under guidelines established by the Board of Directors.At December 31, 2008, the total value of these securities amounted to $3,575 or 0.69% of total investment securities.

Securities with an aggregate market value of $24,297, representing 4.67% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The Investments of Ivy Small Cap Growth Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.60%
Ladish Co., Inc. (A)	311	$4,309

Apparel Retail - 1.79%
Abercrombie & Fitch Co., Class A	120	2,766
Zumiez Inc. (A)	273	2,036
		4,802
Apparel, Accessories & Luxury Goods - 1.47%
Under Armour, Inc., Class A (A)	165	3,938

Application Software - 12.13%
ACI Worldwide, Inc. (A)	592	9,408
Blackboard Inc. (A)	289	7,570
FactSet Research Systems, Inc.	227	10,044
Sonic Solutions (A)	804	1,415
Ultimate Software Group, Inc. (The) (A)	284	4,145
		32,582
Auto Parts & Equipment - 2.27%
LKQ Corporation (A)	432	5,033
Nissin Kogyo Co., Ltd. (B)	143	1,062
		6,095
Automotive Retail - 3.75%
O'Reilly Automotive, Inc. (A)	328	10,083

Casinos & Gaming - 5.19%
Scientific Games Corporation, Class A (A)	794	13,930

Computer Hardware - 1.69%
Stratasys, Inc. (A)	424	4,556

Construction & Farm Machinery & Heavy Trucks - 2.27%
Westinghouse Air Brake Technologies Corporation	153	6,098

Department Stores - 1.10%
Nordstrom, Inc.	221	2,944

Education Services - 3.65%
Capella Education Company (A)	130	7,641
K12 Inc. (A)	115	2,164
		9,805
Electronic Components - 2.42%
DTS, Inc. (A)	354	6,494

Health Care Distributors - 1.48%
PSS World Medical, Inc. (A)	211	3,975

Health Care Equipment - 10.62%
ABIOMED, Inc. (A)	315	5,164
Hologic, Inc. (A)	239	3,122
NuVasive, Inc. (A)	268	9,290
Volcano Corporation (A)	594	8,910
Wright Medical Group, Inc. (A)	100	2,041
		28,527
Health Care Services - 2.04%
Healthways, Inc. (A)	477	5,476

Health Care Technology - 6.05%
Cerner Corporation (A)	244	9,386
Omnicell, Inc. (A)	317	3,870
Phase Forward Incorporated (A)	240	3,002
		16,258
Human Resource & Employment Services - 4.87%
Resources Connection, Inc. (A)	799	13,079

Internet Software & Services - 6.51%
Bankrate, Inc. (A)	193	7,327
CyberSource Corporation (A)	334	4,002
Omniture, Inc. (A)	421	4,474
VistaPrint Limited (A)	90	1,675
		17,478
Oil & Gas Equipment & Services - 6.35%
Core Laboratories N.V.	66	3,945
Dril-Quip, Inc. (A)	436	8,948
Oceaneering International, Inc. (A)	143	4,164
		17,057
Packaged Foods & Meats - 2.18%
Smart Balance, Inc. (A)	862	5,859

Paper Packaging - 1.43%
Sonoco Products Company	166	3,842

Personal Products - 1.24%
Alberto-Culver Company	136	3,321

Research & Consulting Services - 2.72%
Advisory Board Company (The) (A)	181	4,043
CoStar Group, Inc. (A)	99	3,251
		7,294
Restaurants - 0.50%
P.F. Chang's China Bistro, Inc. (A)	65	1,357

Semiconductor Equipment - 1.12%
Varian Semiconductor Equipment Associates, Inc. (A)	166	3,006

Semiconductors - 1.09%
Microchip Technology Incorporated	150	2,929

Specialized Finance - 5.09%
Financial Federal Corporation	162	3,762
Portfolio Recovery Associates, Inc. (A)	293	9,909
		13,671
Systems Software - 3.67%
MICROS Systems, Inc. (A)	604	9,861

Trucking - 0.73%
Knight Transportation, Inc.	121	1,951

TOTAL COMMON STOCKS - 97.02%		$260,577
(Cost: $330,357)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Campbell Soup Co.,
0.050%, 1-28-09	$1,500	1,500
McCormick & Co. Inc.,
0.200%, 1-2-09	1,507	1,507
PepsiCo, Inc.,
0.100%, 1-28-09	3,000	3,000
Sara Lee Corporation,
1.000%, 1-9-09	2,000	1,999

TOTAL SHORT-TERM SECURITIES - 2.98%		$8,006
(Cost: $8,006)

TOTAL INVESTMENT SECURITIES - 100.00%		$268,583
(Cost: $338,363)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$259,515	$ ---
Level 2 - Other Significant Observable Inputs	9,068	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$268,583	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

Securities with an aggregate market value of $1,062, representing 0.40% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009